Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2019
Entity Registrant Name	dei_EntityRegistrantName	GUINNESS ATKINSON FUNDS
Entity Central Index Key	dei_EntityCentralIndexKey	0000919160
Amendment Flag	dei_AmendmentFlag	false
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Document Creation Date	dei_DocumentCreationDate	Apr. 29, 2020
Document Effective Date	dei_DocumentEffectiveDate	May 01, 2020
Prospectus Date	rr_ProspectusDate	May 01, 2020
Guinness Atkinson Alternative Energy Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Alternative Energy Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Alternative Energy Fund’s investment objective is long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Alternative Energy Fund:
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 43.19% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	43.19%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Alternative Energy Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Alternative Energy Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of alternative energy companies (both U.S. and non-U.S.). Alternative energy companies include, but are not limited to companies that generate power through solar, wind, hydroelectric, tidal wave, geothermal, biomass or biofuels and the various companies that provide the equipment and technologies that enable these sources to be tapped, used, stored or transported, including companies that create, facilitate or improve technologies that conserve or enable more efficient use of energy. The Fund will not change this policy unless it gives shareholders at least 60 days’ notice. Equity securities may include common stocks, preferred stocks, securities convertible into common stocks, rights and warrants. The Fund’s concentration may vary depending on changing market conditions (including but not limited to, liquidity, volatility, and the number of companies meeting selection criteria) although the Adviser has a bias towards concentration. The degree of concentration of the portfolio will vary over time, and under normal market conditions, the Fund may have as few as 25 holdings, or may hold securities in 75 or more companies. The Adviser will invest the Fund’s assets in securities of all market capitalization companies and in companies domiciled in the U.S. and foreign countries, including, potentially, companies domiciled or traded in emerging markets. Additional information on Principal Investment Strategies can be found in the prospectus. Also see Additional Investment Strategies and Risks in the Statement of Additional Information.

The Fund is designed for investors who seek long-term capital appreciation through focused investment in equity securities of companies, wherever located, engaged in the alternative energy industries.

For temporary defensive purposes, any portion of the Fund’s total assets may be invested in cash and cash equivalents, including money market funds, to respond to adverse market, economic, political or other conditions, which could adversely affect the Fund’s ability to achieve its investment objective.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Alternative Energy Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of alternative energy companies (both U.S. and non-U.S.).
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Your investment in the Fund is subject to the risks common to all mutual funds that invest in equity securities and there can be no assurance that the Fund will achieve its investment objective. Risks associated with investments in the Fund can increase during times of market volatility. Investing in this Fund may be more risky than investing in a fund that only invests in U.S. securities due to increased volatility of foreign markets. You may lose money by investing in this Fund. The principal risks are:

Industry Risks. Prices of energy (including traditional sources of energy such as oil, gas, or electricity) or alternative energy may fluctuate or decline due to many factors, including international political developments, production and distribution policies of the OPEC (Organization of Petroleum Exporting Countries) and other oil-producing countries, changes in governmental regulations affecting the energy sector, and changes in technology affecting the alternative energy industry. A decline in energy prices would likely have a negative effect on securities held by the Fund. The Fund’s focus on the energy sector to the exclusion of other sectors exposes the Fund to greater market risk and potential monetary losses than if the Fund’s assets were diversified among various sectors.

Equity Securities Risk. The Fund holds equity securities. The market value of an equity security may fluctuate, sometimes rapidly and unpredictably. A variety of factors can negatively impact the value of common stocks, including a company’s financial condition, as well as economic factors such as interest rates and inflation rates and non-economic factors such as market perception, or financial or political events that affect a specific issuer, a market segment, an entire market or markets globally.

Risks Associated with Investments in Companies outside the United States. Investments in companies in foreign countries, including countries in Europe and Asia, are subject to additional political, social, economic, legal, regulatory and other risks, related to the size of the securities markets, competition for investments, currencies, political, social and economic instability, interest rates, and global or foreign trade restrictions and tariffs, or threats of changes to trade restrictions or tariffs, as well as transitions in the global economy such as “Brexit”, the withdrawal of the United Kingdom from the European Union, which could result in increased volatility, lack of liquidity, and adverse impacts on economic growth. Impacts of Brexit are likely to be higher on companies with significant contacts with the United Kingdom, including companies in Europe. The value of shares of companies in foreign countries, whether in developed or emerging markets, may be more sensitive to these factors than the value of shares of companies in U.S. markets. The Fund may invest in securities of companies in Asia, including China, Hong Kong, and South Korea, which are subject to special risks. Investments in securities of Chinese companies can also be impacted by currency and exchange rate fluctuations, in addition to price volatility, illiquidity and changes in China’s regulatory, monetary and socioeconomic policies, and limitations on access to Chinese issuers. Foreign securities experience more volatility than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information, differences in accounting, audit or reporting standards, fluctuations in currency exchange rates and the risks that a foreign government may take over assets, restrict the ability to exchange currency or restrict the delivery of securities.

Foreign Securities Market Risks. Foreign securities markets generally have less trading volume than U.S. markets, which means it may be more difficult for the Fund to buy or sell foreign securities. Government oversight of foreign stock exchanges and brokerage industries may be less stringent than oversight of U.S. securities markets. Additionally, trading on foreign securities markets may involve longer settlement periods and higher transaction costs. Some foreign securities markets are closed to trading for extended periods, which could make the Fund’s holdings in those markets illiquid. The ability of the Fund to access foreign markets can be limited; these limitations can affect the availability, liquidity and pricing of securities.

Emerging Markets Risk. The Fund may invest in companies in emerging markets, including China. Emerging market countries may have less established economies and may face greater social, economic, regulatory and political risks, and may have smaller or more limited capital markets, which could contribute to increased volatility or more difficulty in determining the value or liquidity of holdings. The Fund’s investments in foreign issuers and depository receipts could make these holdings riskier than holdings in domestic companies.

Market Risk. The market value of a security may go up or down, sometimes rapidly and unpredictably, and a security may become worth less than it was at the time of purchase. Market risk applies to individual securities, including the Fund, securities the Fund holds, as well as to a particular sector, a particular economic segment or the entire economy (including global markets). Global financial markets have experienced periods of extreme stress, resulting in unusual and extreme volatility in the equity markets and in the prices of individual securities. Global events, financial market shocks or interest rate events could cause equity securities generally to decline in value, including if fixed income securities become more favorable. These market conditions add significantly to the risk of short term volatility of the Fund.

Management Risk. There is a risk that the investment strategy does not achieve the Fund’s objective, or that the portfolio manager’s judgment as to the growth, income or dividend potential or value of a security proves to be wrong, or that the Adviser does not implement the strategy properly.

Market Capitalization Risk. The Fund invests without regard to capitalization, and will invest in small-capitalization or mid-capitalization companies, which are generally more risky than investments in larger companies; the securities of small- and mid-cap companies may be subject to greater volatility and may have lower liquidity.

Cybersecurity Risk. The Fund and its service providers and the companies in which it invests are subject to cybersecurity risk. Cybersecurity risk includes breaches, intentional or unintended, that may impact a company’s ability to operate, and could include data corruption, theft or loss, improper access to proprietary information, or interference with technology operations. Companies could suffer losses due to cybersecurity events, including fines, penalties, reputational injuries, as well as financial losses and legal and compliance expenses. Cybersecurity risks of the Fund include risks applicable to the Fund’s service providers. While the Fund and its service providers have established cybersecurity defenses, there is no guarantee that these defenses will be effective.

For more information on the risks of investing in this Fund, please see the Principal Risks and Risks of Investing in Our Funds in the prospectus. You may also refer to the section Risk Factors and Special Considerations in the Statement of Additional Information.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in this Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The annual returns bar chart demonstrates the risks of investing in the Alternative Energy Fund by showing how the Fund’s performance has varied from year to year. The table below also demonstrates these risks by showing how the Fund’s average annual returns compare with those of a broad-based securities market index, as well as two energy-sector indices that, more closely resemble the investments of the Fund. Unlike the Fund’s returns, the index returns do not reflect any deductions for fees, expenses or taxes. For additional information on these indices, please see Index Descriptions in the prospectus. Past performance, before or after taxes, is not indicative of future performance. Updated performance information is available on the Fund’s website www.gafunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The annual returns bar chart demonstrates the risks of investing in the Alternative Energy Fund by showing how the Fund's performance has varied from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.gafunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, before or after taxes, is not indicative of future performance.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown in the bar chart, the best performance for a quarter was 29.17% (for the quarter ended September 30, 2013). The worst performance was -37.85% (for the quarter ended September 30, 2011).

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of 12/31/19
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Unlike the Fund's returns, the index returns do not reflect any deductions for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Guinness Atkinson Alternative Energy Fund | Guinness Atkinson Alternative Energy Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GAAEX
Shareholder Fees (fees paid directly from your investment)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none	[1]
Management Fees:	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees:	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Plan Fees	rr_Component1OtherExpensesOverAssets	0.19%
All Other Expenses	rr_Component2OtherExpensesOverAssets	1.81%
Other Expenses:	rr_OtherExpensesOverAssets	2.00%
Total Annual Fund Operating Expenses:	rr_ExpensesOverAssets	3.00%
Fee Waiver/Expense Reimbursement:	rr_FeeWaiverOrReimbursementOverAssets	(1.02%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement:	rr_NetExpensesOverAssets	1.98%	[2]
One Year	rr_ExpenseExampleYear01	$ 201
Three Years	rr_ExpenseExampleYear03	815
Five Years	rr_ExpenseExampleYear05	1,472
Ten Years	rr_ExpenseExampleYear10	$ 3,233
Annual Return 2010	rr_AnnualReturn2010	(21.90%)
Annual Return 2011	rr_AnnualReturn2011	(42.53%)
Annual Return 2012	rr_AnnualReturn2012	(15.20%)
Annual Return 2013	rr_AnnualReturn2013	61.54%
Annual Return 2014	rr_AnnualReturn2014	(14.29%)
Annual Return 2015	rr_AnnualReturn2015	(11.40%)
Annual Return 2016	rr_AnnualReturn2016	(17.16%)
Annual Return 2017	rr_AnnualReturn2017	20.68%
Annual Return 2018	rr_AnnualReturn2018	(15.49%)
Annual Return 2019	rr_AnnualReturn2019	30.20%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best performance
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	29.17%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst performance
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(37.85%)
1 Year	rr_AverageAnnualReturnYear01	30.20%
5 Years	rr_AverageAnnualReturnYear05	(0.51%)
10 Years	rr_AverageAnnualReturnYear10	(6.45%)
Guinness Atkinson Alternative Energy Fund | After Taxes on Distributions | Guinness Atkinson Alternative Energy Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	30.20%	[3]
5 Years	rr_AverageAnnualReturnYear05	(0.52%)	[3]
10 Years	rr_AverageAnnualReturnYear10	(6.48%)	[3]
Guinness Atkinson Alternative Energy Fund | After Taxes on Distributions and Sales | Guinness Atkinson Alternative Energy Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	17.88%	[3]
5 Years	rr_AverageAnnualReturnYear05	(0.38%)	[3]
10 Years	rr_AverageAnnualReturnYear10	(4.51%)	[3]
Guinness Atkinson Alternative Energy Fund | MSCI World Index (Net Return) (Reflects no Deductions for Fees and Expenses)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	27.67%
5 Years	rr_AverageAnnualReturnYear05	8.73%
10 Years	rr_AverageAnnualReturnYear10	9.46%
Guinness Atkinson Asia Focus Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Asia Focus Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Asia Focus Fund’s investment objective is long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Asia Focus Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 19.56% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	19.56%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Asia Focus Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Asia Focus Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of Asian companies (excluding Japan). Equity securities may include common stocks, preferred stocks, securities convertible into common stocks, rights and warrants. Under normal market conditions the Asia Focus Fund will invest in securities of at least four different countries, which include but are not limited to Mainland China, Hong Kong, Taiwan, South Korea, Singapore, Thailand, Malaysia, Philippines, Vietnam, Indonesia, India, Pakistan, Bangladesh, and Sri Lanka. The Fund’s concentration may vary depending on changing market conditions (including but not limited to, liquidity, volatility, and the number of companies meeting selection criteria) although the Adviser has a bias towards concentration. The degree of concentration of the portfolio will vary over time, and under normal market conditions, the Fund may have as few as 25 holdings, or may hold securities in 75 or more companies. The Adviser will invest the Fund’s assets in securities of all market capitalization companies, including companies in emerging markets. Additional information on Principal Investment Strategies can be found in the prospectus. Also see Additional Investment Strategies and Risks in the Statement of Additional Information.

The Fund is designed for investors who seek long-term capital appreciation through focused investment in Asian companies (excluding Japan).

For temporary defensive purposes, any portion of the Fund’s total assets may be invested in cash and cash equivalents, including money market funds, to respond to adverse market, economic, political or other conditions, which could adversely affect the Fund’s ability to achieve its investment objective.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Your investment in the Fund is subject to the risks common to all mutual funds that invest in equity securities and there can be no assurance that the Fund will achieve its investment objective. Risks associated with investments in the Fund can increase during times of market volatility. Investing in this Fund may be more risky than investing in a fund that only invests in U.S. securities due to increased volatility of foreign markets. You may lose money by investing in this Fund. The principal risks are:

Asia Market Risk. The Asian stock markets in which the Fund invests may experience periods of volatility and instability. These fluctuations may cause a security to be worth less than it was at the time of purchase. Market risk applies to individual securities, a particular sector or the entire economy. Asian stocks may fall out of favor with investors, the value of Asian currencies may decline relative to the U.S. dollar and/or Asian stock markets may decline generally. Some domestic China “A” Shares are available through the Hong Kong Stock Connect or Shenzhen Stock Connect, which may be subject to risks of trading suspensions, quota limitations and additional risks that could affect liquidity and settlement, which differ from comparable risks associated with Chinese securities traded on other securities markets.

Risks Associated with Investments in Companies outside the United States. Investments in companies in foreign countries, including countries in Europe and Asia, are subject to additional political, social, economic, legal, regulatory and other risks, related to the size of the securities markets, competition for investments, currencies, political, social and economic instability, interest rates, and global or foreign trade restrictions and tariffs, or threats of changes to trade restrictions or tariffs, as well as transitions in the global economy such as “Brexit”, the withdrawal of the United Kingdom from the European Union, which could result in increased volatility, lack of liquidity, and adverse impacts on economic growth. Impacts of Brexit are likely to be higher on companies with significant contacts with the United Kingdom, including companies in Europe. The value of shares of companies in foreign countries, whether in developed or emerging markets, may be more sensitive to these factors than the value of shares of companies in U.S. markets. The Fund may invest in securities of companies in Asia, including China, Hong Kong, and South Korea, which are subject to special risks. Investments in securities of Chinese companies can also be impacted by currency and exchange rate fluctuations, in addition to price volatility, illiquidity and changes in China’s regulatory, monetary and socioeconomic policies, and limitations on access to Chinese issuers. Foreign securities experience more volatility than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information, differences in accounting, audit or reporting standards, fluctuations in currency exchange rates and the risks that a foreign government may take over assets, restrict the ability to exchange currency or restrict the delivery of securities.

Foreign Securities Market Risks. Foreign securities markets generally have less trading volume than U.S. markets, which means it may be more difficult for the Fund to buy or sell foreign securities. Government oversight of foreign stock exchanges and brokerage industries may be less stringent than oversight of U.S. securities markets. Additionally, trading on foreign securities markets may involve longer settlement periods and higher transaction costs. Some foreign securities markets are closed to trading for extended periods, which could make the Fund’s holdings in those markets illiquid.

Emerging Markets Risk. Emerging market countries may have less established economies and may face greater social, economic, regulatory and political risks, and may have smaller or more limited capital markets, which could contribute to increased volatility or more difficulty in determining the value or liquidity of holdings. The Fund’s investments in foreign issuers and depository receipts could make these holdings riskier than holdings in domestic companies.

Equity Securities Risk. The Fund may hold equity securities. The market value of an equity security may fluctuate, sometimes rapidly and unpredictably. A variety of factors can negatively impact the value of common stocks, including a company’s financial condition, as well as economic factors such as interest rates and inflation rates and non-economic factors such as market perception or political events.

Management Risk. There is a risk that the investment strategy does not achieve the Fund’s objective, or that the portfolio manager’s judgment as to the growth, income or dividend potential or value of a security proves to be wrong, or that the Adviser does not implement the strategy properly.

Market Capitalization Risk. The Fund invests without regard to capitalization, and will invest in small-capitalization or mid-capitalization companies, which are generally more risky than investments in larger companies; the securities of small- and mid-cap companies may be subject to greater volatility and may have lower liquidity.

Cybersecurity Risk. The Fund and its service providers and the companies in which it invests are subject to cybersecurity risk. Cybersecurity risk includes breaches, intentional or unintended, that may impact a company’s ability to operate, and could include data corruption, theft or loss, improper access to proprietary information, or interference with technology operations. Companies could suffer losses due to cybersecurity events, including fines, penalties, reputational injuries, as well as financial losses and legal and compliance expenses. Cybersecurity risks of the Fund include risks applicable to the Fund’s service providers. While the Fund and its service providers have established cybersecurity defenses, there is no guarantee that these defenses will be effective.

For more information on the risks of investing in this Fund, please see the Principal Risks, Risks of Investing in Asia, and Risks of Investing in Our Funds in the prospectus. You may also refer to the section Risk Factors and Special Considerations in the Statement of Additional Information.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in this Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The annual returns bar chart demonstrates the risks of investing in the Asia Focus Fund by showing how the Fund’s performance has varied from year to year. The table below also demonstrates these risks by showing how the Fund’s average annual returns compare with those of two broad-based securities market indices. Unlike the Fund’s returns, the index returns do not reflect any deductions for fees, expenses or taxes. For additional information on these indices, please see Index Descriptions in the prospectus. Past performance, before or after taxes, is not indicative of future performance. Updated performance information is available on the Fund’s website www.gafunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The annual returns bar chart demonstrates the risks of investing in the Asia Focus Fund by showing how the Fund's performance has varied from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.gafunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, before or after taxes, is not indicative of future performance.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown in the bar chart, the best performance for a quarter was 23.92% (for the quarter ended September 30, 2010). The worst performance was -27.59% (for the quarter ended September 30, 2011).

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of 12/31/19
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Unlike the Fund's returns, the index returns do not reflect any deductions for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Guinness Atkinson Asia Focus Fund | Guinness Atkinson Asia Focus Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	IASMX
Redemption/Exchange Fee for shares held less than 30 days from purchase (as a percentage of amount redeemed) (plus a $15 wire fee, if applicable):	rr_RedemptionFeeOverRedemption	(2.00%)	[1]
Management Fees:	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees:	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Plan Fees	rr_Component1OtherExpensesOverAssets	0.12%
All Other Expenses	rr_Component2OtherExpensesOverAssets	1.15%
Other Expenses:	rr_OtherExpensesOverAssets	1.27%
Total Annual Fund Operating Expenses:	rr_ExpensesOverAssets	2.27%	[2]
Fee Waiver/Expense Reimbursement:	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement:	rr_NetExpensesOverAssets	1.98%	[2]
One Year	rr_ExpenseExampleYear01	$ 201
Three Years	rr_ExpenseExampleYear03	682
Five Years	rr_ExpenseExampleYear05	1,189
Ten Years	rr_ExpenseExampleYear10	$ 2,583
Annual Return 2010	rr_AnnualReturn2010	20.43%
Annual Return 2011	rr_AnnualReturn2011	(22.35%)
Annual Return 2012	rr_AnnualReturn2012	15.71%
Annual Return 2013	rr_AnnualReturn2013	(10.24%)
Annual Return 2014	rr_AnnualReturn2014	1.91%
Annual Return 2015	rr_AnnualReturn2015	(11.56%)
Annual Return 2016	rr_AnnualReturn2016	9.20%
Annual Return 2017	rr_AnnualReturn2017	47.10%
Annual Return 2018	rr_AnnualReturn2018	(20.45%)
Annual Return 2019	rr_AnnualReturn2019	29.20%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best performance
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.92%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst performance
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.59%)
1 Year	rr_AverageAnnualReturnYear01	29.20%
5 Years	rr_AverageAnnualReturnYear05	7.87%
10 Years	rr_AverageAnnualReturnYear10	3.75%
Guinness Atkinson Asia Focus Fund | After Taxes on Distributions | Guinness Atkinson Asia Focus Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	27.55%	[3]
5 Years	rr_AverageAnnualReturnYear05	7.19%	[3]
10 Years	rr_AverageAnnualReturnYear10	3.31%	[3]
Guinness Atkinson Asia Focus Fund | After Taxes on Distributions and Sales | Guinness Atkinson Asia Focus Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.93%	[3]
5 Years	rr_AverageAnnualReturnYear05	6.31%	[3]
10 Years	rr_AverageAnnualReturnYear10	3.01%	[3]
Guinness Atkinson Asia Focus Fund | MSCI AC Far East ex Japan Index (Net Return) (Reflects No Deductions for Fees and Expenses)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	19.45%
5 Years	rr_AverageAnnualReturnYear05	6.73%
10 Years	rr_AverageAnnualReturnYear10	6.29%
Guinness Atkinson Asia Pacific Dividend Builder Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Asia Pacific Dividend Builder Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Asia Pacific Dividend Builder Fund’s investment objective is to provide investors with dividend income and long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Asia Pacific Dividend Builder Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 32.99% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	32.99%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Asia Pacific Dividend Builder Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Asia Pacific Dividend Builder Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in dividend-producing equity securities of Asia Pacific companies. The Fund seeks to allow investors the opportunity to profit from the transition of Asia Pacific economies as they move from developing to developed economies. Equity securities may include common stocks, preferred stocks, securities convertible into common stocks, rights and warrants. In the Adviser’s view, investing in dividend-paying stocks permits investors to gain access to the more established companies in the region. The Adviser seeks to invest in companies that have returned a real cash flow return on investment of at least 8% for each of the last eight years, and, in the opinion of the Adviser, are likely to grow their dividend over time.

Under normal market conditions the Asia Pacific Dividend Builder Fund will invest in at least four different countries, which include but are not limited to Australia, Bangladesh, China, Hong Kong, India, Japan, Indonesia, Malaysia, New Zealand, Pakistan, Philippines, Singapore, South Korea, Sri Lanka, Taiwan, Thailand and Vietnam. The Fund’s concentration may vary depending on changing market conditions (including but not limited to, liquidity, volatility, and the number of companies meeting selection criteria) although the Adviser has a bias towards concentration. The degree of concentration of the portfolio will vary over time, and under normal market conditions, the Fund may have as few as 25 holdings, or may hold securities in 75 or more companies. The Adviser will invest the Fund’s assets in securities of all market capitalization companies that are dividend-producing and in companies domiciled in the Asia Pacific region, including, potentially, companies domiciled or traded in emerging markets. Additional information on Principal Investment Strategies can be found in the prospectus. Also see Additional Investment Strategies and Risks in the Statement of Additional Information.

The Fund is designed for investors who seek dividend income and long-term capital appreciation through focused investment in dividend-producing stocks of Asia Pacific companies.

For temporary defensive purposes, any portion of the Fund’s total assets may be invested in cash and cash equivalents, including money market funds, to respond to adverse market, economic, political or other conditions, which could adversely affect the Fund’s ability to achieve its investment objective.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Your investment in the Fund is subject to the risks common to all mutual funds that invest in equity securities and there can be no assurance that the Fund will achieve its investment objective. Risks associated with investments in the Fund can increase during times of market volatility. Investing in this Fund may be more risky than investing in a fund that only invests in U.S. securities due to increased volatility of foreign markets. You may lose money by investing in this Fund. The principal risks are:

Asia Pacific Market Risk. The Asia Pacific stock markets in which the Fund invests may experience periods of volatility and instability. These fluctuations may cause a security to be worth less than it was at the time of purchase. Market risk applies to individual securities, a particular sector or the entire economy. Asia Pacific stocks may fall out of favor with investors, the value of Asia Pacific currencies may decline relative to the U.S. dollar and/or Asia Pacific stock markets may decline generally. Some domestic China “A” Shares are available through the Hong Kong Stock Connect or Shenzhen Stock Connect, which may be subject to risks of trading suspensions, quota limitations and additional risks that could affect liquidity and settlement, which differ from comparable risks associated with Chinese securities traded on other securities markets.

Risks Associated with Investments in Companies outside the United States. Investments in companies in foreign countries, including countries in Europe and Asia, are subject to additional political, social, economic, legal, regulatory and other risks, related to the size of the securities markets, competition for investments, currencies, political, social and economic instability, interest rates, and global or foreign trade restrictions and tariffs, or threats of changes to trade restrictions or tariffs, as well as transitions in the global economy such as “Brexit”, the withdrawal of the United Kingdom from the European Union, which could result in increased volatility, lack of liquidity, and adverse impacts on economic growth. Impacts of Brexit are likely to be higher on companies with significant contacts with the United Kingdom, including companies in Europe. The value of shares of companies in foreign countries, whether in developed or emerging markets, may be more sensitive to these factors than the value of shares of companies in U.S. markets. The Fund may invest in securities of companies in Asia, including China, Hong Kong, and South Korea, which are subject to special risks. Investments in securities of Chinese companies can also be impacted by currency and exchange rate fluctuations, in addition to price volatility, illiquidity and changes in China’s regulatory, monetary and socioeconomic policies, and limitations on access to Chinese issuers. Foreign securities experience more volatility than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information, differences in accounting, audit or reporting standards, fluctuations in currency exchange rates and the risks that a foreign government may take over assets, restrict the ability to exchange currency or restrict the delivery of securities.

Foreign Securities Market Risks. Foreign securities markets generally have less trading volume than U.S. markets, which means it may be more difficult for the Fund to buy or sell foreign securities. Government oversight of foreign stock exchanges and brokerage industries may be less stringent than oversight of U.S. securities markets. Additionally, trading on foreign securities markets may involve longer settlement periods and higher transaction costs. Some foreign securities markets are closed to trading for extended periods, which could make the Fund’s holdings in those markets illiquid.

Emerging Markets Risk. Emerging market countries may have less established economies and may face greater social, economic, regulatory and political risks, and may have smaller or more limited capital markets, which could contribute to increased volatility or more difficulty in determining the value or liquidity of holdings. The Fund’s investments in foreign issuers and depository receipts could make these holdings riskier than holdings in domestic companies.

Equity Securities Risk. The Fund may hold equity securities. The market value of an equity security may fluctuate, sometimes rapidly and unpredictably. A variety of factors can negatively impact the value of common stocks, including a company’s financial condition, as well as economic factors such as interest rates and inflation rates and non-economic factors such as market perception or political events.

Dividend Paying Securities Risk. The Fund invests in securities that pay dividends. There is no guarantee that issuers of the stocks held by the Fund will declare dividends in the future or that, if declared, such dividends will remain at current levels or increase. Changes in dividend policies of companies held by the Fund, or in capital resources for such companies, could adversely affect the Fund. Dividend paying securities, as a group, may fall out of favor with the market and could underperform the overall equity market or stocks of companies that do not pay dividends.

Management Risk. There is a risk that the investment strategy does not achieve the Fund’s objective, or that the portfolio manager’s judgment as to the growth, income or dividend potential or value of a security proves to be wrong, or that the Adviser does not implement the strategy properly.

Market Capitalization Risk. The Fund invests without regard to capitalization, and will invest in small-capitalization or mid-capitalization companies, which are generally more risky than investments in larger companies; the securities of small- and mid-cap companies may be subject to greater volatility and may have lower liquidity.

Cybersecurity Risk. The Fund and its service providers and the companies in which it invests are subject to cybersecurity risk. Cybersecurity risk includes breaches, intentional or unintended, that may impact a company’s ability to operate, and could include data corruption, theft or loss, improper access to proprietary information, or interference with technology operations. Companies could suffer losses due to cybersecurity events, including fines, penalties, reputational injuries, as well as financial losses and legal and compliance expenses. Cybersecurity risks of the Fund include risks applicable to the Fund’s service providers. While the Fund and its service providers have established cybersecurity defenses, there is no guarantee that these defenses will be effective.

For more information on the risks of investing in this Fund, please see the Principal Risks, Risks of Investing in Asia, and Risks of Investing in Our Funds in the prospectus. You may also refer to the section Risk Factors and Special Considerations in the Statement of Additional Information.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in this Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The annual returns bar chart demonstrates the risks of investing in the Asia Pacific Dividend Builder Fund by showing how the Fund’s performance has varied from year to year. The table also demonstrates these risks by showing how the Fund’s average annual returns compare with those of two broad-based securities market indices. Unlike the Fund’s returns, the index returns do not reflect any deductions for fees, expenses or taxes. For additional information on these indices, please see Index Descriptions in the prospectus. Past performance, before or after taxes, is not indicative of future performance. Updated performance information is available on the Fund’s website www.gafunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The annual returns bar chart demonstrates the risks of investing in the Asia Pacific Dividend Builder Fund by showing how the Fund's performance has varied from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.gafunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, before or after taxes, is not indicative of future performance.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown in the bar chart, the best performance for a quarter was 20.79% (for the quarter ended September 30, 2010). The worst performance was -20.43% (for the quarter ended September 30, 2011).

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of 12/31/19
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Unlike the Fund's returns, the index returns do not reflect any deductions for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Guinness Atkinson Asia Pacific Dividend Builder Fund | Guinness Atkinson Asia Pacific Dividend Builder Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GAADX
Redemption/Exchange Fee for shares held less than 30 days from purchase (as a percentage of amount redeemed) (plus a $15 wire fee, if applicable):	rr_RedemptionFeeOverRedemption	(2.00%)	[1]
Management Fees:	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees:	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Plan Fees	rr_Component1OtherExpensesOverAssets	0.19%
All Other Expenses	rr_Component2OtherExpensesOverAssets	2.83%
Other Expenses:	rr_OtherExpensesOverAssets	3.02%
Total Annual Fund Operating Expenses:	rr_ExpensesOverAssets	4.02%
Fee Waiver/Expense Reimbursement:	rr_FeeWaiverOrReimbursementOverAssets	(2.92%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement:	rr_NetExpensesOverAssets	1.10%	[4]
One Year	rr_ExpenseExampleYear01	$ 112
Three Years	rr_ExpenseExampleYear03	956
Five Years	rr_ExpenseExampleYear05	1,816
Ten Years	rr_ExpenseExampleYear10	$ 4,041
Annual Return 2010	rr_AnnualReturn2010	23.65%
Annual Return 2011	rr_AnnualReturn2011	(14.04%)
Annual Return 2012	rr_AnnualReturn2012	23.39%
Annual Return 2013	rr_AnnualReturn2013	(1.99%)
Annual Return 2014	rr_AnnualReturn2014	9.04%
Annual Return 2015	rr_AnnualReturn2015	(4.61%)
Annual Return 2016	rr_AnnualReturn2016	8.81%
Annual Return 2017	rr_AnnualReturn2017	36.70%
Annual Return 2018	rr_AnnualReturn2018	(16.42%)
Annual Return 2019	rr_AnnualReturn2019	20.33%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best performance
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.79%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst performance
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.43%)
1 Year	rr_AverageAnnualReturnYear01	20.33%
5 Years	rr_AverageAnnualReturnYear05	7.37%
10 Years	rr_AverageAnnualReturnYear10	7.18%
Guinness Atkinson Asia Pacific Dividend Builder Fund | After Taxes on Distributions | Guinness Atkinson Asia Pacific Dividend Builder Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	19.81%	[3]
5 Years	rr_AverageAnnualReturnYear05	6.57%	[3]
10 Years	rr_AverageAnnualReturnYear10	6.53%	[3]
Guinness Atkinson Asia Pacific Dividend Builder Fund | After Taxes on Distributions and Sales | Guinness Atkinson Asia Pacific Dividend Builder Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	12.97%	[3]
5 Years	rr_AverageAnnualReturnYear05	5.76%	[3]
10 Years	rr_AverageAnnualReturnYear10	5.76%	[3]
Guinness Atkinson Asia Pacific Dividend Builder Fund | MSCI AC Pacific ex Japan Index (Net Return) (Reflects No Deductions for Fees and Expenses)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	20.30%
5 Years	rr_AverageAnnualReturnYear05	6.45%
10 Years	rr_AverageAnnualReturnYear10	6.01%
Guinness Atkinson China & Hong Kong Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	China & Hong Kong Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The China & Hong Kong Fund’s investment objective is long-term capital appreciation primarily through investments in securities of China and Hong Kong.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the China & Hong Kong Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 24.18% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	24.18%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the China & Hong Kong Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The China & Hong Kong Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies that are either primarily traded on the China or Hong Kong exchanges or that derive at least 50% of their revenues from business activities in China and/or Hong Kong, but which may be listed and traded elsewhere. Equity securities may include common stocks, preferred stocks, securities convertible into common stocks, rights and warrants. The Fund’s concentration may vary depending on changing market conditions (including but not limited to, liquidity, volatility, and the number of companies meeting selection criteria) although the Adviser has a bias towards concentration. The degree of concentration of the portfolio will vary over time, and under normal market conditions, the Fund may have as few as 25 holdings, or may hold securities in 75 or more companies. The Adviser will invest the Fund’s assets in securities of all market capitalization companies, including companies in emerging markets. Additional information on Principal Investment Strategies can be found in the prospectus. Also see Additional Investment Strategies and Risks in the Statement of Additional Information.

The Fund is designed for investors who seek long-term capital appreciation through focused investment in securities of companies traded in or economically tied to China and Hong Kong.

For temporary defensive purposes, any portion of the Fund’s total assets may be invested in cash and cash equivalents, including money market funds, to respond to adverse market, economic, political or other conditions, which could adversely affect the Fund’s ability to achieve its investment objective.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Your investment in the Fund is subject to the risks common to all mutual funds that invest in equity securities and there can be no assurance that the Fund will achieve its investment objective. Risks associated with investments in the Fund can increase during times of market volatility. Investing in this Fund may be more risky than investing in a fund that only invests in U.S. securities due to increased volatility of foreign markets. You may lose money by investing in this Fund. The principal risks are:

China/Hong Kong Market Risk. The China and/or Hong Kong stock markets in which the Fund invests may experience periods of volatility and instability. These fluctuations may cause a security to be worth less than it was at the time of purchase. Market risk applies to individual securities, a particular sector or the entire economy. China and/or Hong Kong stocks may fall out of favor with investors, the value of Chinese currencies may decline relative to the U.S. dollar and/or China or Hong Kong stock markets may decline generally.

Risks Associated with Investments in Companies outside the United States. Investments in companies in foreign countries, including countries in Europe and Asia, are subject to additional political, social, economic, legal, regulatory and other risks, related to the size of the securities markets, competition for investments, currencies, political, social and economic instability, interest rates, and global or foreign trade restrictions and tariffs, or threats of changes to trade restrictions or tariffs, as well as transitions in the global economy such as “Brexit”, the withdrawal of the United Kingdom from the European Union, which could result in increased volatility, lack of liquidity, and adverse impacts on economic growth. Impacts of Brexit are likely to be higher on companies with significant contacts with the United Kingdom, including companies in Europe. The value of shares of companies in foreign countries, whether in developed or emerging markets, may be more sensitive to these factors than the value of shares of companies in U.S. markets. The Fund may invest in securities of companies in Asia, including China, Hong Kong, and South Korea, which are subject to special risks. Investments in securities of Chinese companies can also be impacted by currency and exchange rate fluctuations, in addition to price volatility, illiquidity and changes in China’s regulatory, monetary and socioeconomic policies, and limitations on access to Chinese issuers. Foreign securities experience more volatility than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information, differences in accounting, audit or reporting standards, fluctuations in currency exchange rates and the risks that a foreign government may take over assets, restrict the ability to exchange currency or restrict the delivery of securities.

Foreign Securities Market Risks. Foreign securities markets generally have less trading volume than U.S. markets, which means it may be more difficult for the Fund to buy or sell foreign securities. Government oversight of foreign stock exchanges and brokerage industries may be less stringent than oversight of U.S. securities markets. Additionally, trading on foreign securities markets may involve longer settlement periods and higher transaction costs. Some foreign securities markets are closed to trading for extended periods, which could make the Fund’s holdings in those markets illiquid.

Emerging Markets Risk. Emerging market countries may have less established economies and may face greater social, economic, regulatory and political risks, and may have smaller or more limited capital markets, which could contribute to increased volatility or more difficulty in determining the value or liquidity of holdings. The Fund’s investments in foreign issuers and depository receipts could make these holdings riskier than holdings in domestic companies.

Equity Securities Risk. The Fund may hold equity securities. The market value of an equity security may fluctuate, sometimes rapidly and unpredictably. A variety of factors can negatively impact the value of common stocks, including a company’s financial condition, as well as economic factors such as interest rates and inflation rates and non-economic factors such as market perception or political events.

Management Risk. There is a risk that the investment strategy does not achieve the Fund’s objective, or that the portfolio manager’s judgment as to the growth, income or dividend potential or value of a security proves to be wrong, or that the Adviser does not implement the strategy properly.

Market Capitalization Risk. The Fund invests without regard to capitalization, and will invest in small-capitalization or mid-capitalization companies, which are generally more risky than investments in larger companies; the securities of small- and mid-cap companies may be subject to greater volatility and may have lower liquidity.

Cybersecurity Risk. The Fund, and its service providers and the companies in which it invests are subject to cybersecurity risk. Cybersecurity risk includes breaches, intentional or unintended, that may impact a company’s ability to operate, and could include data corruption, theft or loss, improper access to proprietary information, or interference with technology operations. Companies could suffer losses due to cybersecurity events, including fines, penalties, reputational injuries, as well as financial losses and legal and compliance expenses. Cybersecurity risks of the Fund include risks applicable to the Fund’s service providers. While the Fund and its service providers have established cybersecurity defenses, there is no guarantee that these defenses will be effective.

For more information on the risks of investing in this Fund, please see the Principal Risks, Risks of Investing in Asia, and Risks of Investing in Our Funds in the prospectus. You may also refer to the section Risk Factors and Special Considerations in the Statement of Additional Information.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in this Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The annual returns bar chart demonstrates the risks of investing in the China & Hong Kong Fund by showing how the Fund’s performance has varied from year to year. The table also demonstrates these risks by showing how the Fund’s average annual returns compare with those of three broad-based securities market indices. Unlike the Fund’s returns, the index returns do not reflect any deductions for fees, expenses or taxes. For additional information on these indices, please see Index Descriptions in the prospectus. Past performance, before or after taxes, is not indicative of future performance. Updated performance information is available on the Fund’s website www.gafunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The annual returns bar chart demonstrates the risks of investing in the China & Hong Kong Fund by showing how the Fund's performance has varied from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.gafunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, before or after taxes, is not indicative of future performance.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown in the bar chart, the best performance for a quarter was 25.09% (for the quarter ended September 30, 2010). The worst performance was -30.04% (for the quarter ended September 30, 2011).

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of 12/31/19
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Unlike the Fund's returns, the index returns do not reflect any deductions for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Guinness Atkinson China & Hong Kong Fund | Guinness Atkinson China & Hong Kong Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ICHKX
Redemption/Exchange Fee for shares held less than 30 days from purchase (as a percentage of amount redeemed) (plus a $15 wire fee, if applicable):	rr_RedemptionFeeOverRedemption	(2.00%)	[1]
Management Fees:	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees:	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Plan Fees	rr_Component1OtherExpensesOverAssets	0.11%
All Other Expenses	rr_Component2OtherExpensesOverAssets	0.58%
Other Expenses:	rr_OtherExpensesOverAssets	0.69%
Total Annual Fund Operating Expenses:	rr_ExpensesOverAssets	1.69%
One Year	rr_ExpenseExampleYear01	$ 172
Three Years	rr_ExpenseExampleYear03	533
Five Years	rr_ExpenseExampleYear05	918
Ten Years	rr_ExpenseExampleYear10	$ 1,998
Annual Return 2010	rr_AnnualReturn2010	15.38%
Annual Return 2011	rr_AnnualReturn2011	(27.52%)
Annual Return 2012	rr_AnnualReturn2012	14.42%
Annual Return 2013	rr_AnnualReturn2013	6.45%
Annual Return 2014	rr_AnnualReturn2014	(1.97%)
Annual Return 2015	rr_AnnualReturn2015	(7.58%)
Annual Return 2016	rr_AnnualReturn2016	2.95%
Annual Return 2017	rr_AnnualReturn2017	48.85%
Annual Return 2018	rr_AnnualReturn2018	(20.21%)
Annual Return 2019	rr_AnnualReturn2019	30.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best performance
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.09%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst performance
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(30.04%)
1 Year	rr_AverageAnnualReturnYear01	30.00%
5 Years	rr_AverageAnnualReturnYear05	8.00%
10 Years	rr_AverageAnnualReturnYear10	3.91%
Guinness Atkinson China & Hong Kong Fund | After Taxes on Distributions | Guinness Atkinson China & Hong Kong Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	28.74%	[3]
5 Years	rr_AverageAnnualReturnYear05	6.13%	[3]
10 Years	rr_AverageAnnualReturnYear10	2.18%	[3]
Guinness Atkinson China & Hong Kong Fund | After Taxes on Distributions and Sales | Guinness Atkinson China & Hong Kong Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.75%	[3]
5 Years	rr_AverageAnnualReturnYear05	6.01%	[3]
10 Years	rr_AverageAnnualReturnYear10	2.80%	[3]
Guinness Atkinson China & Hong Kong Fund | Hang Seng Composite Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	15.36%
5 Years	rr_AverageAnnualReturnYear05	6.62%
10 Years	rr_AverageAnnualReturnYear10	5.63%
Guinness Atkinson Dividend Builder Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Dividend Builder Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Dividend Builder Fund seeks a moderate level of current income and consistent dividend growth at a rate that exceeds inflation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Dividend Builder Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 18.51% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	18.51%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Dividend Builder Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Dividend Builder Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities in dividend-paying companies that the Adviser believes have the ability to consistently increase their dividend payments over the medium term. The Adviser uses fundamental analysis to assess a company’s ability to maintain consistent, real (after inflation) dividend growth. One key measure of a company’s ability to achieve consistent, real dividend growth is its consistency in generating high returns on capital. The Adviser seeks to invest in companies that have returned a real cash flow return on investment of at least 10% for each of the last 10 years and, in the opinion of the Adviser, are likely to grow their dividend over time. The Fund will not change this strategy unless it gives shareholders at least 60 days’ notice. Equity Securities may include common stocks, preferred stocks, securities convertible into common stocks, rights and warrants.

The Fund will consider all companies in the world’s developed and emerging markets. The Adviser will invest the Fund’s assets in securities of all market capitalization companies. Additional information on Principal Investment Strategies can be found in the prospectus. Also see Additional Investment Strategies and Risks in the Statement of Additional Information.

The Fund is designed for investors who seek a moderate level of current income and investments in dividend paying companies that have the ability to increase their dividends consistently over time.

For temporary defensive purposes, any portion of the Fund’s total assets may be invested in cash and cash equivalents, including money market funds, to respond to adverse market, economic, political or other conditions, which could adversely affect the Fund’s ability to achieve its investment objective.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Your investment in the Fund is subject to the risks common to all mutual funds that invest in equity securities and there can be no assurance that the Fund will achieve its investment objective. Risks associated with investments in the Fund can increase during times of market volatility. Investing in this Fund may be more risky than investing in a fund that only invests in U.S. securities due to increased volatility of foreign markets. You may lose money by investing in this Fund. The principal risks are:

Market Risk. The market value of a security may go up or down, sometimes rapidly and unpredictably, and a security may become worth less than it was at the time of purchase. Market risk applies to individual securities, including the Fund, securities the Fund holds, as well as to a particular sector, a particular economic segment or the entire economy (including global markets). Global financial markets have experienced periods of extreme stress, resulting in unusual and extreme volatility in the equity markets and in the prices of individual securities. Global events, financial market shocks or interest rate events could cause equity securities generally to decline in value, including if fixed income securities become more favorable. These market conditions add significantly to the risk of short term volatility of the Fund.

Equity Securities Risk. The Fund may hold equity securities. The market value of an equity security may fluctuate, sometimes rapidly and unpredictably. A variety of factors can negatively impact the value of common stocks, including a company’s financial condition, as well as economic factors such as interest rates and inflation rates and non-economic factors such as market perception or political events.

Dividend Paying Securities Risk. The Fund invests in securities that pay dividends. There is no guarantee that issuers of the stocks held by the Fund will declare dividends in the future or that, if declared, such dividends will remain at current levels or increase. Changes in dividend policies of companies held by the Fund, or in capital resources for such companies, could adversely affect the Fund. Dividend paying securities, as a group, may fall out of favor with the market and could underperform the overall equity market or stocks of companies that do not pay dividends.

Risks Associated with Investments in Companies outside the United States. Investments in companies in foreign countries, including countries in Europe and Asia, are subject to additional political, social, economic, legal, regulatory and other risks, related to the size of the securities markets, competition for investments, currencies, political, social and economic instability, interest rates, and global or foreign trade restrictions and tariffs, or threats of changes to trade restrictions or tariffs, as well as transitions in the global economy such as “Brexit”, the withdrawal of the United Kingdom from the European Union, which could result in increased volatility, lack of liquidity, and adverse impacts on economic growth. Impacts of Brexit are likely to be higher on companies with significant contacts with the United Kingdom, including companies in Europe. The value of shares of companies in foreign countries, whether in developed or emerging markets, may be more sensitive to these factors than the value of shares of companies in U.S. markets. The Fund may invest in securities of companies in Asia, including China, Hong Kong, and South Korea, which are subject to special risks. Investments in securities of Chinese companies can also be impacted by currency and exchange rate fluctuations, in addition to price volatility, illiquidity and changes in China’s regulatory, monetary and socioeconomic policies, and limitations on access to Chinese issuers. Foreign securities experience more volatility than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information, differences in accounting, audit or reporting standards, fluctuations in currency exchange rates and the risks that a foreign government may take over assets, restrict the ability to exchange currency or restrict the delivery of securities.

Foreign Securities Market Risks. Foreign securities markets generally have less trading volume than U.S. markets, which means it may be more difficult for the Fund to buy or sell foreign securities. Government oversight of foreign stock exchanges and brokerage industries may be less stringent than oversight of U.S. securities markets. Additionally, trading on foreign securities markets may involve longer settlement periods and higher transaction costs. Some foreign securities markets are closed to trading for extended periods, which could make the Fund’s holdings in those markets illiquid.

Emerging Markets Risk. The Fund may invest in companies in emerging markets, including China. Emerging market countries may have less established economies and may face greater social, economic, regulatory and political risks, and may have smaller or more limited capital markets, which could contribute to increased volatility or more difficulty in determining the value or liquidity of holdings. The Fund’s investments in foreign issuers and depository receipts could make these holdings riskier than holdings in domestic companies.

Management Risk. There is a risk that the investment strategy does not achieve the Fund’s objective, or that the portfolio manager’s judgment as to the growth, income or dividend potential or value of a security proves to be wrong, or that the Adviser does not implement the strategy properly.

Market Capitalization Risk. The Fund invests without regard to capitalization, and will invest in small-capitalization or mid-capitalization companies, which are generally more risky than investments in larger companies; the securities of small- and mid-cap companies may be subject to greater volatility and may have lower liquidity.

Cybersecurity Risk. The Fund and its service providers and the companies in which it invests are subject to cybersecurity risk. Cybersecurity risk includes breaches, intentional or unintended, that may impact a company’s ability to operate, and could include data corruption, theft or loss, improper access to proprietary information, or interference with technology operations. Companies could suffer losses due to cybersecurity events, including fines, penalties, reputational injuries, as well as financial losses and legal and compliance expenses. Cybersecurity risks of the Fund include risks applicable to the Fund’s service providers. While the Fund and its service providers have established cybersecurity defenses, there is no guarantee that these defenses will be effective.

For more information on the risks of investing in this Fund please see the Principal Risks and Risks of Investing in Our Fund in the prospectus. You may also refer to the section Risk Factors and Special Considerations in the Statement of Additional Information.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in this Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The annual returns bar chart demonstrates the risks of investing in the Dividend Builder Fund by showing how the Fund’s performance has varied from year to year. The table also demonstrates these risks by showing how the Fund’s average annual returns compare with those of a broad-based securities market index. Unlike the Fund’s returns, the index return does not reflect any deductions for fees, expenses or taxes. For additional information on this index, please see Index Descriptions in the prospectus. Past performance, before or after taxes, is not indicative of future performance. Updated performance information is available on the Fund’s website: www.gafunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The annual returns bar chart demonstrates the risks of investing in the Dividend Builder Fund by showing how the Fund's performance has varied from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.gafunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, before or after taxes, is not indicative of future performance.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown in the bar chart, the best performance for a quarter was 11.89% (for the quarter ended March 31, 2019). The worst performance was -8.69% (for the quarter ended December 31, 2018).

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of 12/31/19
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Unlike the Fund's returns, the index return does not reflect any deductions for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Guinness Atkinson Dividend Builder Fund | Guinness Atkinson Dividend Builder Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GAINX
Shareholder Fees (fees paid directly from your investment)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none	[1]
Management Fees:	rr_ManagementFeesOverAssets	0.45%
Distribution (12b-1) Fees:	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Plan Fees	rr_Component1OtherExpensesOverAssets	0.22%
All Other Expenses	rr_Component2OtherExpensesOverAssets	1.31%
Other Expenses:	rr_OtherExpensesOverAssets	1.53%
Total Annual Fund Operating Expenses:	rr_ExpensesOverAssets	1.98%
Fee Waiver/Expense Reimbursement:	rr_FeeWaiverOrReimbursementOverAssets	(1.30%)	[5]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement:	rr_NetExpensesOverAssets	0.68%	[5]
One Year	rr_ExpenseExampleYear01	$ 69
Three Years	rr_ExpenseExampleYear03	495
Five Years	rr_ExpenseExampleYear05	947
Ten Years	rr_ExpenseExampleYear10	$ 2,201
Annual Return 2013	rr_AnnualReturn2013	29.87%
Annual Return 2014	rr_AnnualReturn2014	4.99%
Annual Return 2015	rr_AnnualReturn2015	(3.61%)
Annual Return 2016	rr_AnnualReturn2016	6.83%
Annual Return 2017	rr_AnnualReturn2017	21.34%
Annual Return 2018	rr_AnnualReturn2018	(4.14%)
Annual Return 2019	rr_AnnualReturn2019	26.71%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best performance
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.89%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst performance
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.69%)
1 Year	rr_AverageAnnualReturnYear01	26.71%
5 Years	rr_AverageAnnualReturnYear05	8.70%
Since Inception	rr_AverageAnnualReturnSinceInception	10.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 30, 2012
Guinness Atkinson Dividend Builder Fund | After Taxes on Distributions | Guinness Atkinson Dividend Builder Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	25.91%	[6]
5 Years	rr_AverageAnnualReturnYear05	8.02%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	9.65%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 30, 2012	[6]
Guinness Atkinson Dividend Builder Fund | After Taxes on Distributions and Sales | Guinness Atkinson Dividend Builder Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	16.59%	[6]
5 Years	rr_AverageAnnualReturnYear05	6.80%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	8.37%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 30, 2012	[6]
Guinness Atkinson Dividend Builder Fund | MSCI World Index (Net Return) (Reflects No Deductions for Fees and Expenses)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	27.67%
5 Years	rr_AverageAnnualReturnYear05	8.73%
Since Inception	rr_AverageAnnualReturnSinceInception	10.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 30, 2012
Guinness Atkinson Global Energy Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Global Energy Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Global Energy Fund’s investment objective is long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Global Energy Fund:
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 9.81% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	9.81%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Global Energy Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Global Energy Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of both U.S. and non-U.S. companies principally engaged in the production, exploration or discovery, or distribution of energy including the research and development or production of alternative energy sources. Equity securities may include common stocks, preferred stocks, securities convertible into common stocks, rights and warrants. The Adviser believes that growing demands on existing energy supplies, in particular petroleum-based energy supplies, could lead to higher prices for this and other traditional energy sources and the profitable development of alternative sources of energy. The Fund’s concentration may vary depending on changing market conditions (including but not limited to, liquidity, volatility, and the number of companies meeting selection criteria) although the Adviser has a bias towards concentration. The degree of concentration of the portfolio will vary over time, and under normal market conditions, the Fund may have as few as 25 holdings, or may hold securities in 75 or more companies. The Fund will invest in securities of companies without regard to market capitalization and in companies domiciled in the U.S. and foreign countries, including, potentially, companies domiciled or traded in emerging markets. The Fund expects that normally, at least 40% of the Fund’s assets will be invested in global securities. For this purpose, “global securities” means securities issued by companies with significant business activities outside the U.S. Additional information on Principal Investment Strategies can be found in the prospectus. Also see Additional Investment Strategies and Risks in the Statement of Additional Information.

The Fund is designed for investors who seek long term capital appreciation primarily through investments in companies engaged in the exploration, production or distribution of oil, gas and other energy sources.

For temporary defensive purposes, any portion of the Fund’s total assets may be invested in cash and cash equivalents, including money market funds, to respond to adverse market, economic, political or other conditions, which could adversely affect the Fund’s ability to achieve its investment objective.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Global Energy Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of both U.S. and non-U.S. companies principally engaged in the production, exploration or discovery, or distribution of energy including the research and development or production of alternative energy sources.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Your investment in the Fund is subject to the risks common to all mutual funds that invest in equity securities and there can be no assurance that the Fund will achieve its investment objective. Risks associated with investments in the Fund can increase during times of market volatility. Investing in this Fund may be more risky than investing in a fund that only invests in U.S. securities due to increased volatility of foreign markets. You may lose money by investing in this Fund. The principal risks are:

Market Risk. The market value of a security may go up or down, sometimes rapidly and unpredictably, and a security may become worth less than it was at the time of purchase. Market risk applies to individual securities, including the Fund, securities the Fund holds, as well as to a particular sector, a particular economic segment or the entire economy (including global markets). Global financial markets have experienced periods of extreme stress, resulting in unusual and extreme volatility in the equity markets and in the prices of individual securities. Global events, financial market shocks or interest rate events could cause equity securities generally to decline in value, including if fixed income securities become more favorable. These market conditions add significantly to the risk of short term volatility of the Fund.

Equity Securities Risk. The Fund may hold equity securities. The market value of an equity security may fluctuate, sometimes rapidly and unpredictably. A variety of factors can negatively impact the value of common stocks, including a company’s financial condition, as well as economic factors such as interest rates and inflation rates and non-economic factors such as market perception political or events.

Risks Associated with Investments in Companies outside the United States. Investments in companies in foreign countries, including countries in Europe and Asia, are subject to additional political, social, economic, legal, regulatory and other risks, related to the size of the securities markets, competition for investments, currencies, political, social and economic instability, interest rates, and global or foreign trade restrictions and tariffs, or threats of changes to trade restrictions or tariffs, as well as transitions in the global economy such as “Brexit”, the withdrawal of the United Kingdom from the European Union, which could result in increased volatility, lack of liquidity, and adverse impacts on economic growth. Impacts of Brexit are likely to be higher on companies with significant contacts with the United Kingdom, including companies in Europe. The value of shares of companies in foreign countries, whether in developed or emerging markets, may be more sensitive to these factors than the value of shares of companies in U.S. markets. The Fund may invest in securities of companies in Asia, including China, Hong Kong, and South Korea, which are subject to special risks. Investments in securities of Chinese companies can also be impacted by currency and exchange rate fluctuations, in addition to price volatility, illiquidity and changes in China’s regulatory, monetary and socioeconomic policies, and limitations on access to Chinese issuers. Foreign securities experience more volatility than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information, differences in accounting, audit or reporting standards, fluctuations in currency exchange rates and the risks that a foreign government may take over assets, restrict the ability to exchange currency or restrict the delivery of securities.

Foreign Securities Market Risks. The market value of a security may go up or down, sometimes rapidly and unpredictably, and a security may become worth less than it was at the time of purchase. Market risk applies to individual securities, including the Fund, securities the Fund holds, as well as to a particular sector or the entire economy. Global financial markets have experienced periods of extreme stress, resulting in unusual and extreme volatility in the equity markets and in the prices of individual securities. Global financial markets and interest rate events could cause equity securities generally to decline if fixed income securities become more favorable. These market conditions add significantly to the risk of short term volatility of the Fund.

Emerging Markets Risk. The Fund may invest in companies in emerging markets, including China. Emerging market countries may have less established economies and may face greater social, economic, regulatory and political risks, and may have smaller or more limited capital markets, which could contribute to increased volatility or more difficulty in determining the value or liquidity of holdings. The Fund’s investments in foreign issuers and depository receipts could make these holdings riskier than holdings in domestic companies.

Management Risk. There is a risk that the investment strategy does not achieve the Fund’s objective, or that the portfolio manager’s judgment as to the growth, income or dividend potential or value of a security proves to be wrong, or that the Adviser does not implement the strategy properly.

Market Capitalization Risk. The Fund invests without regard to capitalization, and will invest in small-capitalization or mid-capitalization companies, which are generally more risky than investments in larger companies; the securities of small- and mid-cap companies may be subject to greater volatility and may have lower liquidity.

Cybersecurity Risk. The Fund and its service providers and the companies in which it invests are subject to cybersecurity risk. Cybersecurity risk includes breaches, intentional or unintended, that may impact a company’s ability to operate, and could include data corruption, theft or loss, improper access to proprietary information, or interference with technology operations. Companies could suffer losses due to cybersecurity events, including fines, penalties, reputational injuries, as well as financial losses and legal and compliance expenses. Cybersecurity risks of the Fund include risks applicable to the Fund’s service providers. While the Fund and its service providers have established cybersecurity defenses, there is no guarantee that these defenses will be effective.

For more information on the risks of investing in this Fund please see the Principal Risks and Risks of Investing in Our Funds in the prospectus. You may also refer to the section Risk Factors and Special Considerations in the Statement of Additional Information.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in this Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The annual returns bar chart demonstrates the risks of investing in the Global Energy Fund by showing how the Fund’s performance has varied from year to year. The table also demonstrates these risks by showing how the Fund’s average annual returns compare with those of a broad-based securities market index, as well as energy sector index that, more closely resembles the investments of the Fund. Unlike the Fund’s returns, the index returns do not reflect any deductions for fees, expenses or taxes. For additional information on these indices, please see Index Descriptions in the prospectus. Past performance, before or after taxes, is not indicative of future performance. Updated performance information is available on the Fund’s website www.gafunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The annual returns bar chart demonstrates the risks of investing in the Global Energy Fund by showing how the Fund's performance has varied from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.gafunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, before or after taxes, is not indicative of future performance.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown in the bar chart, the best performance for a quarter was 17.05% (for the quarter ended December 31, 2010). The worst performance was -28.96% (for the quarter ended September 30, 2011).

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of 12/31/19
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Unlike the Fund's returns, the index returns do not reflect any deductions for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Guinness Atkinson Global Energy Fund | Guinness Atkinson Global Energy Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GAGEX
Shareholder Fees (fees paid directly from your investment)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none	[1]
Management Fees:	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees:	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Plan Fees	rr_Component1OtherExpensesOverAssets	0.19%
All Other Expenses	rr_Component2OtherExpensesOverAssets	0.97%
Other Expenses:	rr_OtherExpensesOverAssets	1.16%
Total Annual Fund Operating Expenses:	rr_ExpensesOverAssets	1.91%
Fee Waiver/Expense Reimbursement:	rr_FeeWaiverOrReimbursementOverAssets	(0.46%)	[7]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement:	rr_NetExpensesOverAssets	1.45%	[7]
One Year	rr_ExpenseExampleYear01	$ 148
Three Years	rr_ExpenseExampleYear03	555
Five Years	rr_ExpenseExampleYear05	989
Ten Years	rr_ExpenseExampleYear10	$ 2,195
Annual Return 2010	rr_AnnualReturn2010	16.63%
Annual Return 2011	rr_AnnualReturn2011	(13.16%)
Annual Return 2012	rr_AnnualReturn2012	3.46%
Annual Return 2013	rr_AnnualReturn2013	24.58%
Annual Return 2014	rr_AnnualReturn2014	(19.63%)
Annual Return 2015	rr_AnnualReturn2015	(26.97%)
Annual Return 2016	rr_AnnualReturn2016	27.04%
Annual Return 2017	rr_AnnualReturn2017	(1.06%)
Annual Return 2018	rr_AnnualReturn2018	(18.92%)
Annual Return 2019	rr_AnnualReturn2019	10.40%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best performance
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.05%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst performance
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.96%)
1 Year	rr_AverageAnnualReturnYear01	10.40%
5 Years	rr_AverageAnnualReturnYear05	(3.85%)
10 Years	rr_AverageAnnualReturnYear10	(1.47%)
Guinness Atkinson Global Energy Fund | After Taxes on Distributions | Guinness Atkinson Global Energy Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	10.19%	[3]
5 Years	rr_AverageAnnualReturnYear05	(4.30%)	[3]
10 Years	rr_AverageAnnualReturnYear10	(1.64%)	[3]
Guinness Atkinson Global Energy Fund | After Taxes on Distributions and Sales | Guinness Atkinson Global Energy Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	6.80%	[3]
5 Years	rr_AverageAnnualReturnYear05	(2.73%)	[3]
10 Years	rr_AverageAnnualReturnYear10	(0.99%)	[3]
Guinness Atkinson Global Energy Fund | MSCI World Energy Index (Net Return) (Reflects No Deductions for Fees and Expenses)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	11.45%
5 Years	rr_AverageAnnualReturnYear05	(0.77%)
10 Years	rr_AverageAnnualReturnYear10	1.38%
Guinness Atkinson Global Innovators Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Global Innovators Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Global Innovators Fund’s investment objective is long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Global Innovators Fund:
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15.56% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.56%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Global Innovators Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Global Innovators Fund invests in equity securities of companies that the Adviser believes are positioned for growth due to advances in technology, communications, globalism or innovative management. The Fund invests in companies that the Adviser believes can create value through original thinking. The Fund will consider all companies in the world’s developed stock markets, such as the United States, the United Kingdom, Canada, Japan, Hong Kong, Singapore, Australia, New Zealand and other stock markets in the European Union. The Fund also may consider investments in emerging stock markets, such as in China, Korea, Taiwan, Malaysia, Thailand, South Africa and Mexico. The Fund considers “emerging stock markets” to be stock markets in countries considered to be emerging market countries by any of the World Bank, the International Monetary Fund or any widely-recognized index of emerging market securities (e.g., Dow Jones, FTSE, S&P, MSCI). The Adviser will invest the Fund’s assets in a company’s securities without regard to the issuer’s market capitalization. The Fund expects that normally, at least 40% of the Fund’s assets will be invested in global securities. For this purpose, “global securities” means securities issued by companies with significant business activities outside the U.S. Additional information on Principal Investment Strategies can be found in the prospectus. Also see Additional Investment Strategies and Risks in the Statement of Additional Information.

The Fund is designed for investors who seek long-term capital appreciation through focused investment in companies, wherever located, that the Adviser believes are positioned to benefit from innovations in technology, communication, globalism or management strategies.

For temporary defensive purposes, any portion of the Fund’s total assets may be invested in cash and cash equivalents, including money market funds, to respond to adverse market, economic, political or other conditions, which could adversely affect the Fund’s ability to achieve its investment objective.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Your investment in the Fund is subject to the risks common to all mutual funds that invest in equity securities, and there can be no assurance that the Fund will achieve its investment objective. Risks associated with investments in the Fund can increase during times of market volatility. Investing in this Fund may be more risky than investing in a fund that only invests in U.S. securities due to increased volatility of foreign markets. You may lose money by investing in this Fund. The principal risks are:

Market Risk. The market value of a security may go up or down, sometimes rapidly and unpredictably, and a security may become worth less than it was at the time of purchase. Market risk applies to individual securities, including the Fund, securities the Fund holds, as well as to a particular sector, a particular economic segment or the entire economy (including global markets). Global financial markets have experienced periods of extreme stress, resulting in unusual and extreme volatility in the equity markets and in the prices of individual securities. Global events, financial market shocks or interest rate events could cause equity securities generally to decline in value, including if fixed income securities become more favorable. These market conditions add significantly to the risk of short term volatility of the Fund.

Industry Risks. The technology, internet and communications industries or sectors are extremely competitive and subject to rapid rates of change. The competitive nature of these industries or sectors and rapid rate of change places a challenge on the management of these companies to be successful. The Fund may have more investments in these areas than other equity funds that do not focus on companies implementing innovation.

Equity Securities Risk. The Fund may hold equity securities. The market value of an equity security may fluctuate, sometimes rapidly and unpredictably. A variety of factors can negatively impact the value of common stocks, including a company’s financial condition, as well as economic factors such as interest rates and inflation rates and non-economic factors such as market perception or political events.

Risks Associated with Investments in Companies outside the United States. Investments in companies in foreign countries, including countries in Europe and Asia, are subject to additional political, social, economic, legal, regulatory and other risks, related to the size of the securities markets, competition for investments, currencies, political, social and economic instability, interest rates, and global or foreign trade restrictions and tariffs, or threats of changes to trade restrictions or tariffs, as well as transitions in the global economy such as “Brexit”, the withdrawal of the United Kingdom from the European Union, which could result in increased volatility, lack of liquidity, and adverse impacts on economic growth. Impacts of Brexit are likely to be higher on companies with significant contacts with the United Kingdom, including companies in Europe. The value of shares of companies in foreign countries, whether in developed or emerging markets, may be more sensitive to these factors than the value of shares of companies in U.S. markets. The Fund may invest in securities of companies in Asia, including China, Hong Kong, and South Korea, which are subject to special risks. Investments in securities of Chinese companies can also be impacted by currency and exchange rate fluctuations, in addition to price volatility, illiquidity and changes in China’s regulatory, monetary and socioeconomic policies, and limitations on access to Chinese issuers. Foreign securities experience more volatility than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information, differences in accounting, audit or reporting standards, fluctuations in currency exchange rates and the risks that a foreign government may take over assets, restrict the ability to exchange currency or restrict the delivery of securities.

Foreign Securities Market Risks. The market value of a security may go up or down, sometimes rapidly and unpredictably, and a security may become worth less than it was at the time of purchase. Market risk applies to individual securities, including the Fund, securities the Fund holds, as well as to a particular sector or the entire economy. Global financial markets have experienced periods of extreme stress, resulting in unusual and extreme volatility in the equity markets and in the prices of individual securities. Global financial markets and interest rate events could cause equity securities generally to decline if fixed income securities become more favorable. These market conditions add significantly to the risk of short term volatility of the Fund.

Emerging Markets Risk. The Fund may invest in companies in emerging markets, including China. Emerging market countries may have less established economies and may face greater social, economic, regulatory and political risks, and may have smaller or more limited capital markets, which could contribute to increased volatility or more difficulty in determining the value or liquidity of holdings. The Fund’s investments in foreign issuers and depository receipts could make these holdings riskier than holdings in domestic companies.

Management Risk. There is a risk that the investment strategy does not achieve the Fund’s objective, or that the portfolio manager’s judgment as to the growth, income or dividend potential or value of a security proves to be wrong, or that the Adviser does not implement the strategy properly.

Market Capitalization Risk. The Fund invests without regard to capitalization, and will invest in small-capitalization or mid-capitalization companies, which are generally more risky than investments in larger companies; the securities of small- and mid-cap companies may be subject to greater volatility and may have lower liquidity.

Cybersecurity Risk. The Fund and its service providers and the companies in which it invests are subject to cybersecurity risk. Cybersecurity risk includes breaches, intentional or unintended, that may impact a company’s ability to operate, and could include data corruption, theft or loss, improper access to proprietary information, or interference with technology operations. Companies could suffer losses due to cybersecurity events, including fines, penalties, reputational injuries, as well as financial losses and legal and compliance expenses. Cybersecurity risks of the Fund include risks applicable to the Fund’s service providers. While the Fund and its service providers have established cybersecurity defenses, there is no guarantee that these defenses will be effective.

For more information on the risks of investing in this Fund please see the Principal Risks and Risks of Investing in Our Funds in the prospectus. You may also refer to the section Risk Factors and Special Considerations in the Statement of Additional Information.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in this Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The annual returns bar chart demonstrates the risks of investing in the Global Innovators Fund by showing how the performance of the Fund’s Investor Class shares has varied from year to year. The table also demonstrates these risks by showing how the Fund’s average annual returns compare with those of two broad-based securities market indices. Unlike the Fund’s returns, the index returns do not reflect any deductions for fees, expenses or taxes. For additional information on these indices, please see Index Descriptions in the prospectus. Past performance, before or after taxes, is not indicative of future performance. Updated performance information is available on the Fund’s website: www.gafunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The annual returns bar chart demonstrates the risks of investing in the Global Innovators Fund by showing how the performance of the Fund's Investor Class shares has varied from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.gafunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, before or after taxes, is not indicative of future performance.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the best performance for a quarter was 17.95% (for the quarter ended March 31, 2012). The worst performance was -17.31% (for the quarter ended June 30, 2010).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of 12/31/19
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Unlike the Fund's returns, the index returns do not reflect any deductions for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Investor Class Shares only and after-tax returns for classes other than Investor Class will vary from returns shown for Investor Class.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Guinness Atkinson Global Innovators Fund | Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	IWIRX
Shareholder Fees (fees paid directly from your investment)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none	[1]
Management Fees:	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees:	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Plan Fees	rr_Component1OtherExpensesOverAssets	0.19%
All Other Expenses	rr_Component2OtherExpensesOverAssets	0.41%
Other Expenses:	rr_OtherExpensesOverAssets	0.60%
Total Annual Fund Operating Expenses:	rr_ExpensesOverAssets	1.35%
Fee Waiver/Expense Reimbursement:	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[8]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement:	rr_NetExpensesOverAssets	1.24%	[8]
One Year	rr_ExpenseExampleYear01	$ 126
Three Years	rr_ExpenseExampleYear03	417
Five Years	rr_ExpenseExampleYear05	729
Ten Years	rr_ExpenseExampleYear10	$ 1,614
Annual Return 2010	rr_AnnualReturn2010	17.00%
Annual Return 2011	rr_AnnualReturn2011	(6.51%)
Annual Return 2012	rr_AnnualReturn2012	19.91%
Annual Return 2013	rr_AnnualReturn2013	45.29%
Annual Return 2014	rr_AnnualReturn2014	12.55%
Annual Return 2015	rr_AnnualReturn2015	(3.04%)
Annual Return 2016	rr_AnnualReturn2016	9.51%
Annual Return 2017	rr_AnnualReturn2017	34.75%
Annual Return 2018	rr_AnnualReturn2018	(16.80%)
Annual Return 2019	rr_AnnualReturn2019	37.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best performance
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.95%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst performance
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.31%)
1 Year	rr_AverageAnnualReturnYear01	37.00%
5 Years	rr_AverageAnnualReturnYear05	10.28%
10 Years	rr_AverageAnnualReturnYear10	13.34%
Guinness Atkinson Global Innovators Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GINNX
Shareholder Fees (fees paid directly from your investment)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none	[1]
Management Fees:	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees:	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Plan Fees	rr_Component1OtherExpensesOverAssets	none
All Other Expenses	rr_Component2OtherExpensesOverAssets	0.46%
Other Expenses:	rr_OtherExpensesOverAssets	0.46%
Total Annual Fund Operating Expenses:	rr_ExpensesOverAssets	1.21%
Fee Waiver/Expense Reimbursement:	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[8]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement:	rr_NetExpensesOverAssets	0.99%	[8]
One Year	rr_ExpenseExampleYear01	$ 101
Three Years	rr_ExpenseExampleYear03	362
Five Years	rr_ExpenseExampleYear05	644
Ten Years	rr_ExpenseExampleYear10	$ 1,446
1 Year	rr_AverageAnnualReturnYear01	37.35%	[9]
5 Years	rr_AverageAnnualReturnYear05	10.50%	[9]
10 Years	rr_AverageAnnualReturnYear10	13.45%	[9]
Guinness Atkinson Global Innovators Fund | After Taxes on Distributions | Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	35.54%	[10]
5 Years	rr_AverageAnnualReturnYear05	9.25%	[10]
10 Years	rr_AverageAnnualReturnYear10	12.74%	[10]
Guinness Atkinson Global Innovators Fund | After Taxes on Distributions and Sales | Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	22.89%	[10]
5 Years	rr_AverageAnnualReturnYear05	7.95%	[10]
10 Years	rr_AverageAnnualReturnYear10	11.10%	[10]
Guinness Atkinson Global Innovators Fund | MSCI World Index (Net Return) (Reflects No Deductions for Fees and Expenses)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	27.67%
5 Years	rr_AverageAnnualReturnYear05	8.73%
10 Years	rr_AverageAnnualReturnYear10	9.46%
Guinness Atkinson Global Innovators Fund | Nasdaq Composite Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	36.74%
5 Years	rr_AverageAnnualReturnYear05	15.00%
10 Years	rr_AverageAnnualReturnYear10	16.19%
Renminbi Yuan & Bond Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Renminbi Yuan & Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Renminbi Yuan & Bond Fund seeks total return. Total return means the combination of capital appreciation and investment income, which includes changes in the value of the Renminbi, the currency of China of which the Yuan is the unit.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Renminbi Yuan & Bond Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0.00% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Renminbi Yuan & Bond Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Renminbi Yuan & Bond Fund normally will invest at least 80% of its net assets (plus any borrowings for investment purposes) in a combination of Renminbi Yuan-denominated bonds that are issued by corporations and by the Chinese government (including its agencies or instrumentalities, quasi-governmental issuers (policy banks), and municipalities ) and traded (i) over the counter in London, Hong Kong or on Euroclear or (ii) in other developing markets, including the China Interbank Bond Market (“CIBM”), and in cash and cash equivalents, bank deposits, certificates of deposit and short-term commercial paper denominated in Renminbi or Yuan. Renminbi (or “RMB”) is the officially currency of China, with the principal unit being the Yuan. The Fund may, when desirable, invest up to 20% of its net assets in convertible securities of companies connected to the China region. The Fund also may invest in commercial paper, convertible securities and equity-linked notes, denominated in RMB or Yuan or other currencies. The Fund expects that it may hold a significant portion of its assets in cash and cash equivalents denominated in Renminbi or Yuan.

The market for Renminbi Yuan denominated securities is centered in Hong Kong, while foreign exchange can be traded in Hong Kong, London and New York. The Adviser expects that the Fund’s investments will be in sovereign, supranational and corporate issuers which may or may not be connected to the China region but which will be denominated in Renminbi Yuan. These instruments are often traded over the counter in Hong Kong and Europe, and may also be included on the CIBM. The bond market is heavily weighted toward China sovereign and corporate financial issuers (both Chinese and non-Chinese). The Adviser therefore expects the portfolio to have sector concentration in both sovereign and financial issues.

The Fund’s concentration may vary depending on changing market conditions (including but not limited to, liquidity, volatility, and the number of issuers and terms of bond issues). The degree of concentration of the portfolio will vary over time, and under normal market conditions, the Fund may have fewer holdings than a fund that is not concentrated. The Fund may hold securities of all market capitalization companies, including companies in emerging markets. The Fund may invest in securities having short, medium or long-term maturities. The Fund may invest in securities that are considered “investment grade” or “high yield.” Additional information on Principal Investment Strategies can be found in the prospectus. Also see Additional Investment Strategies and Risks in the Statement of Additional Information.

The Fund is designed for investors who seek a moderate level of current income and investments in dividend paying companies that have the ability to increase their dividends consistently over time.

For temporary defensive purposes, any portion of the Fund’s total assets may be invested in cash and cash equivalents, including money market funds, to respond to adverse market, economic, political or other conditions, which could adversely affect the Fund’s ability to achieve its investment objective.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Your investment in the Fund is subject to the risks common to all mutual funds that invest in fixed income securities and there can be no assurance that the Fund will achieve its investment objective. Risks associated with investments in the Fund can increase during times of market volatility. The principal risks are:

Market Risk. The market value of a security may go up or down, sometimes rapidly and unpredictably, and a security may become worth less than it was at the time of purchase. Market risk applies to individual securities, including the Fund, securities the Fund holds, as well as to a particular sector, a particular economic segment or the entire economy (including global markets). Global financial markets have experienced periods of extreme stress, resulting in unusual and extreme volatility in the equity markets and in the prices of individual securities. Global events, financial market shocks or interest rate events could cause equity securities generally to decline in value, including if fixed income securities become more favorable. These market conditions add significantly to the risk of short term volatility of the Fund.

Interest Rate Risk. Interest rate fluctuations or adverse news about an issuer may cause the Fund’s investments to decline in value. An increase in interest rates could cause the Fund’s investments to decline in value, and a change in interest rates could have a greater effect on the Fund’s longer term investments.

China Risk. Political, social, currency-rate fluctuations or economic instability within China, or a decline or volatility of investor interest in China could cause the Fund’s investments to decline in value. The Fund could become adversely affected by restrictions or changes in restrictions on foreign ownership or currency exchange controls.

Currency Risk. The Fund invests in securities denominated in the Renminbi (“RMB”) and Yuan (traded as “CNH” in Hong Kong and “CNY” in mainland China. The Fund’s investments could decline in value if these currencies diverge from each other, or if Chinese currencies decline in value relative to the U.S. dollar.

China Currency Risk. China’s currency, the Renminbi (RMB), may be traded offshore (primarily in Hong Kong, at present) or in mainland China. At present, the Fund can buy Renminbi only at the offshore exchange rate. The offshore and the onshore Renminbi exchange rates may diverge in value, which could decrease the value of the Fund’s investments if the currency is more desirable in one market than in another. Fund will have to acquire RMB to make investments, and convert RMB to US dollars to pay redemptions. There is no guarantee that the Fund will be able to obtain access to the relatively more desirable currency, for investment purposes, and the Fund’s ability to convert RMB to U.S. dollars may be limited.

Concentration Risk. The Fund’s investments are concentrated in sovereign debt of China, and weighted in issuers in the banking and finance industries. The Fund’s investments could decline if these investment sectors decline in value. The Fund could face difficulty in selling its Renminbi Yuan bond holdings due to low liquidity or high volatility, and this risk would be enhanced due to its concentration in China investments.

Credit Risk. The risk that issuers of the Fund’s securities do not make interest or principal payments when due, or “pre-pay” or “extend” their obligations, or that the Fund invests in an unsecured debt instrument and the issuer defaults, any of which could cause the Fund’s investments to decline in value.

Risks Associated with Investments in Companies outside the United States. Investments in companies in foreign countries are subject to additional political, social, economic, legal, regulatory and other risks, related to the size of the securities markets, competition for investments, currencies, political, social and economic instability, interest rates, and global or foreign trade restrictions and tariffs, or threats of changes to trade restrictions or tariffs, as well as transitions in the global economy such as “Brexit”, the withdrawal of the United Kingdom from the European Union, which could result in increased volatility, lack of liquidity, and adverse impacts on economic growth. Impacts of Brexit are likely to be higher on companies with significant contacts with the United Kingdom, including companies in Europe. The value of shares of companies in foreign countries may be more sensitive to these factors than the value of shares of companies in U.S. markets. Investments in debt issued by Chinese companies can also be impacted by currency and exchange rate fluctuations, in addition to price volatility, illiquidity and changes in China’s regulatory, monetary and socioeconomic policies, and limitations on access to Chinese issuers or markets. Foreign securities experience more volatility than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information, differences in accounting, audit or reporting standards, fluctuations in currency exchange rates and the risks that a foreign government may take over assets, restrict the ability to exchange currency or restrict the delivery of securities.

Foreign Securities Market Risks. The market value of a security may go up or down, sometimes rapidly and unpredictably, and a security may become worth less than it was at the time of purchase. Market risk applies to individual securities, including the Fund, securities the Fund holds, as well as to a particular sector or the entire economy. Global financial markets have experienced periods of extreme stress, resulting in unusual and extreme volatility in the equity markets and in the prices of individual securities. Global financial markets and interest rate events could cause equity securities generally to decline if fixed income securities become more favorable. These market conditions add significantly to the risk of short term volatility of the Fund.

China Emerging Markets Risk.  All of the risks of investing in foreign securities are heightened by investing in emerging markets. Emerging markets have been more volatile than the markets of developed countries with more mature economies. China remains designated as an emerging markets economy although it is the second largest economy in the world. The Fund’s investments in issuers connected to China involve risks and considerations not typically associated with investments in more developed economies or markets. Offshore Renminbi Yuan-denominated bond issues are growing in number and issue with new supply but are still smaller compared to dollar-denominated issues and more developed markets which can result in less liquidity and greater price volatility. The number of new issues may vary and supply of new issues may be constrained.

Management Risk. There is a risk that the investment strategy does not achieve the Fund’s objective, or that the portfolio manager’s judgment as to the growth, income or dividend potential or value of a security proves to be wrong, or that the Adviser does not implement the strategy properly.

Market Capitalization Risk. The Fund invests without regard to capitalization, and will invest in small-capitalization or mid-capitalization companies, which are generally more risky than investments in larger companies; the securities of small- and mid-cap companies may be subject to greater volatility and may have lower liquidity.

Debt Securities Risk. Numerous factors can negatively impact the value of debt securities, including economic factors, such as the ability of issuers to pay principal and interest as the debt becomes due, interest rate fluctuations and inflation rates, as well as non-economic factors such as foreign government regulation and political events. The Fund may invest in securities of any maturity and quality and may invest without limit in securities that are rated below “investment grade” or the unrated equivalent. Many of the Renminbi Yuan bonds in which the Fund invests will not have a credit rating issued by a nationally recognized statistical ratings organization (“NRSRO”), and the Adviser will conduct its own determination of creditworthiness of the issuer.

Diversification Risk. The Renminbi Yuan & Bond Fund is non-diversified. It may hold larger positions in a relatively small number of fixed income securities and may be exposed to fewer issuers. This may make the Fund’s performance more volatile than would be the case if it had a diversified investment portfolio. The Fund’s focus on a smaller number of issues or issuers including foreign companies and sovereign debt of exposes the Fund to great market risk and potential monetary losses than if the Fund’s assets were invested only in U.S. stocks.

Small Companies. The Fund’s investments in securities issued by small companies may be more volatile in price than those of larger companies and involve substantial risks. Small issuers may be more sensitive to economic conditions, have more variable growth prospects, lack management experience and may have less capital for growth and development and limited product lines and markets; and may be more sensitive to interest rate increases, because it may be more difficult for these issuers to borrow money to invest in their businesses, and it may be more difficult for these issuers to repay loans.

Equity Securities Risk. The Fund may hold equity securities. The market value of an equity security may fluctuate, sometimes rapidly and unpredictably. A variety of factors can negatively impact the value of common stocks, including a company’s financial condition, as well as economic factors such as interest rates and inflation rates and non-economic factors such as market perception or political events.

Risk of Large Shareholder Redemptions. Certain entities, accounts, individuals may from time to time own (beneficially or of record) or control a significant percentage of the Fund’s shares. Redemptions by these entities, accounts or individuals of their holdings in the Fund may impact the Fund’s liquidity and NAV. These redemptions may also force the Fund to sell securities, which may negatively impact the Fund’s brokerage and tax costs.

Cybersecurity Risk. The Fund and its service providers and the companies in which it invests are subject to cybersecurity risk. Cybersecurity risk includes breaches, intentional or unintended, that may impact a company’s ability to operate, and could include data corruption, theft or loss, improper access to proprietary information, or interference with technology operations. Companies could suffer losses due to cybersecurity events, including fines, penalties, reputational injuries, as well as financial losses and legal and compliance expenses. Cybersecurity risks of the Fund include risks applicable to the Fund’s service providers. While the Fund and its service providers have established cybersecurity defenses, there is no guarantee that these defenses will be effective.

For more information on the risks of investing in this Fund, please see the Principal Risks and Risks of Investing in Our Funds in the prospectus. You may also refer to the section Risk Factors and Special Considerations in the Statement of Additional Information.

Risk Lose Money [Text]	rr_RiskLoseMoney	Your investment in the Fund is subject to the risks common to all mutual funds that invest in fixed income securities and there can be no assurance that the Fund will achieve its investment objective.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The annual returns bar chart demonstrates the risks of investing in the Renminbi Yuan & Bond Fund by showing how the Fund’s performance has varied from year to year. The table also demonstrates these risks by showing how the Fund’s average annual returns compare with those of a broad-based securities market index, as well as two indices of currency performance. Unlike the Fund’s returns, the index returns do not reflect any deductions for fees, expenses or taxes. For additional information on these indices, please see Index Descriptions in the prospectus. Past performance, before or after taxes, is not indicative of future performance. Updated performance information is available on the Fund’s website www.gafunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The annual returns bar chart demonstrates the risks of investing in the Renminbi Yuan & Bond Fund by showing how the Fund's performance has varied from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.gafunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, before or after taxes, is not indicative of future performance.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown in the bar chart, the best performance for a quarter was 4.53% (for the quarter ended March 31, 2019). The worst performance was -5.00% (for the quarter ended December 31, 2016).

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of 12/31/19
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Unlike the Fund's returns, the index returns do not reflect any deductions for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Renminbi Yuan & Bond Fund | Renminbi Yuan & Bond Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GARBX
Redemption/Exchange Fee for shares held less than 30 days from purchase (as a percentage of amount redeemed) (plus a $15 wire fee, if applicable):	rr_RedemptionFeeOverRedemption	(2.00%)	[1]
Management Fees:	rr_ManagementFeesOverAssets	0.55%
Distribution (12b-1) Fees:	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Plan Fees	rr_Component1OtherExpensesOverAssets	0.06%
All Other Expenses	rr_Component2OtherExpensesOverAssets	6.18%
Other Expenses:	rr_OtherExpensesOverAssets	6.24%
Total Annual Fund Operating Expenses:	rr_ExpensesOverAssets	6.79%
Fee Waiver/Expense Reimbursement:	rr_FeeWaiverOrReimbursementOverAssets	(5.89%)	[11]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement:	rr_NetExpensesOverAssets	0.90%	[11]
One Year	rr_ExpenseExampleYear01	$ 92
Three Years	rr_ExpenseExampleYear03	1,480
Five Years	rr_ExpenseExampleYear05	2,820
Ten Years	rr_ExpenseExampleYear10	$ 5,963
Annual Return 2012	rr_AnnualReturn2012	3.88%
Annual Return 2013	rr_AnnualReturn2013	5.26%
Annual Return 2014	rr_AnnualReturn2014	(0.92%)
Annual Return 2015	rr_AnnualReturn2015	(4.05%)
Annual Return 2016	rr_AnnualReturn2016	(3.52%)
Annual Return 2017	rr_AnnualReturn2017	9.79%
Annual Return 2018	rr_AnnualReturn2018	(2.12%)
Annual Return 2019	rr_AnnualReturn2019	3.68%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best performance
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.53%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst performance
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.00%)
1 Year	rr_AverageAnnualReturnYear01	3.68%
5 Years	rr_AverageAnnualReturnYear05	0.60%
Since Inception	rr_AverageAnnualReturnSinceInception	1.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2011
Renminbi Yuan & Bond Fund | After Taxes on Distributions | Renminbi Yuan & Bond Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	3.59%	[6]
5 Years	rr_AverageAnnualReturnYear05	(0.02%)	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	0.52%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2011	[6]
Renminbi Yuan & Bond Fund | After Taxes on Distributions and Sales | Renminbi Yuan & Bond Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	2.13%	[6]
5 Years	rr_AverageAnnualReturnYear05	0.18%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	0.66%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2011	[6]
Renminbi Yuan & Bond Fund | RMB Cash Offshore (CNH)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(1.31%)	[12]
5 Years	rr_AverageAnnualReturnYear05	(2.24%)	[12]
Since Inception	rr_AverageAnnualReturnSinceInception	(0.87%)	[12]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2011	[12]
Renminbi Yuan & Bond Fund | RMB Cash Onshore (CNY)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(1.22%)	[12]
5 Years	rr_AverageAnnualReturnYear05	(2.28%)	[12]
Since Inception	rr_AverageAnnualReturnSinceInception	(0.87%)	[12]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2011	[12]
Renminbi Yuan & Bond Fund | Hang Seng Markit iBoxx Offshore RMB Overall Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	3.96%
5 Years	rr_AverageAnnualReturnYear05	2.19%
Since Inception	rr_AverageAnnualReturnSinceInception	2.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2011
SmartETFs Smart Transportation & Technology ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SmartETFs Smart Transportation & Technology ETF (the “Fund”)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	SmartETFs Smart Transportation & Technology ETF’s investment objective is long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of SmartETFs Smart Transportation & Technology ETF. You may also incur usual and customary brokerage commissions when you buy and sell shares of SmartETFs Smart Transportation & Technology ETF.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the period November 14, 2019 (commencement date) through December 31, 2019, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock	For additional information about the Fund’s expenses, please see Fund Expenses in the prospectus.
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may also incur usual and customary brokerage commissions when you buy and sell shares of SmartETFs Smart Transportation & Technology ETF.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in SmartETFs Smart Transportation & Technology ETF with the cost of investing in other investment companies. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This example does not include brokerage commissions that you may pay to buy and sell shares. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The SmartETFs Smart Transportation & Technology ETF will invest in publicly-traded equity securities of domestic or foreign companies that are involved in the development and production of products or services for Smart Transportation, including safer, cleaner or connected vehicles and Smart Transportation companies providing “transportation as a service.” The Fund will also invest in Technology companies, including Technology companies whose products or services are used in transportation. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in Smart Transportation companies and Technology companies, each of which is defined below. The Fund is actively managed, meaning the Adviser will select the Fund’s holdings.

The Adviser defines “Smart Transportation” to mean the integration of modern technologies and business practices as applied to transportation, resulting in safer, cleaner, or connected transportation, and smart transportation “as a service”. Importantly, the Adviser believes that Smart Transportation is a thematic concept rather than an industry sector. The Fund will invest in Smart Transportation companies, which are companies that are in the business of designing, producing, manufacturing or distributing products or services that involve at least one of the following elements:

•	Safer, which means safety enhancements derived from the inclusion of a level of autonomy in transportation. Companies that meet this definition of safer are designing, producing, manufacturing or distributing vehicles (or vehicle components or systems) that are objectively on the path towards autonomy, meaning they incorporate, at a minimum, Level 1 autonomy technology. For this purpose, the Adviser uses the definition of Level 1 Autonomy published by SAE International or Partners for Automated Vehicle Education, which is, in short, technologies designed to assume a portion of driving authority. Companies that meet this definition could also be providing products and services used in the manufacture or development of safer vehicles (which could be autonomous, electric or hybrid vehicles).

•	Cleaner, which means vehicles, vehicle components or systems that increase efficiency or reduce emissions from vehicles; this would include vehicles that are “light hybrid” or “fully electric” and systems like thermal management systems and more efficient vehicle fuel technologies, such as batteries and alternative fuels or fuel cells.

•	Connected, which means vehicles that use connectivity or communication in their operations, either internally with devices or programs in the same vehicle, or externally, from one vehicle to another vehicle (V2V) or from a vehicle to infrastructure (V2I). The infrastructure receiving communications from a connected vehicle could include traffic information or control devices, emergency response platforms, global positioning systems, speed or radar information collectors; and components or systems used by these vehicles could include sensors, cameras, semi-conductors as well as products like interactive advanced driver assistance systems (ADAS), cooperative intelligent transportation systems and connected vehicle data networks. This could also include companies that supply software and systems to develop and test autonomous driving capability.

•	Smart Transportation as a Service, which means the more efficient delivery of transportation to individuals that is achieved through application-based hailing or sharing of cars, scooters or other vehicles (whether movement is by ground or air). These services generally employ a variety of technologies including global positioning satellite (GPS) technology, connectivity and software applications.

At all times, the Fund will invest at least 15% of its assets in companies that are in the business of making Smart Transportation products or services. The Adviser considers a company to be “in the business of” making a Smart Transportation product or service if the company has devoted more than 50% of its assets to, or derives more than 50% of its revenue, income or profits from, the design, manufacture, production and/or distribution of a Smart Transportation product or service (including components or parts) as defined above, meaning Safer, Cleaner, or Connected, or Smart Transportation as a Service.

The Fund will also invest in Technology companies. The Adviser defines Technology companies as companies that are in the business of developing, advancing and using technology to improve processes, applications or outcomes or create innovations, which could occur through hardware and related components or equipment, or software or services. This includes companies that deliver products or services in the following industries: information technology, such as software, services, hardware, semi-conductors and equipment; electronic equipment and instruments; computers or their components, hardware, storage or peripherals; telecommunications equipment or services (voice, data or wireless); internet commerce and information (including networks and connected payment systems); data processing (including management and retention); and imagery (including digitization, mapping and interfacing applications).

At all times, the Fund will invest at least 15% of its assets in Technology companies whose products or services are used in transportation. For purposes of this investment minimum, the Adviser considers these companies to be technology companies that:

•	Provide technology including products, services, and materials used in the transportation industry to achieve safer, cleaner, or connected transportation, or smart transportation as a service. This includes companies that make hardware (including semi-conductors), software for use in vehicles using at least Level 1 autonomy technology, data companies, sensor manufacturers (radar, lidar, cameras and other technologies), companies that provide software and mapping products or services related to vehicle connectivity or autonomy, battery and alternative fuel manufacturers or suppliers and producers of components and materials (including lithium) used in batteries and alternative fuels; or

•	Offer for sale or otherwise distribute Smart Transportation vehicles (autonomous, electric or hybrid); or

•	Have demonstrated a commitment to autonomous vehicle development by having obtained certification by at least one government entity related to their autonomous driving research program; or

•	Develop transportation as a service applications, including urban air mobility services, and have obtained certification by government entities related to their transportation service program.

In determining whether to buy or sell a portfolio position, the Adviser uses proprietary and independent research and applies traditional fundamental analysis to assess a company’s business and business prospects, the valuation of the company and its potential for share price appreciation or return.

For temporary defensive purposes, any portion of the Fund’s total assets may be invested in cash and cash equivalents, including money market funds, to respond to adverse market, economic, political or other conditions, which could adversely affect the Fund’s ability to achieve its investment objective.

The Fund will normally hold around 35 positions of approximately equal weight. The Fund may invest in companies of any capitalization size. The Fund will invest in companies on a global basis, meaning that it will generally hold both domestic and foreign companies, and may invest in companies in developed markets and emerging markets outside of the United States, including companies in countries in Asia, including China, South Korea and Japan.

Additional information on Principal Investment Strategies can be found in the prospectus. Also see Additional Investment Strategies and Risks in the Statement of Additional Information.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You can lose money investing in shares of SmartETFs Smart Transportation & Technology ETF, and investing in shares of this Fund may be more risky than investing in a fund that only invests in U.S. securities due to increased volatility of foreign markets. There is no guarantee that the Fund will achieve its investment objective.

The SmartETFs Smart Transportation & Technology ETF is subject to the following risks, which could affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return or the Fund’s ability to meet its investment objective, as well as other risks that are described in the “Principal Risks” and “Risks of Investing in Our Fund” sections of this prospectus and in the Fund’s Statement of Additional Information.

Risks of Investing in Funds Investing in the Autonomous Vehicle and Electric Vehicle Sector

The following risks apply to investments in autonomous and/or electric vehicles and companies that support these technologies and products:

•	Autonomous/Electric Vehicle Risk. Autonomous and/or electric vehicles are a relatively new development in transportation markets. They could fail to “catch on” with consumers in a meaningful way and could suffer technical problems, supply or demand shortfalls, or be supplanted by other technologies. Vehicles, applications, hardware, software or services could become obsolete before they are fully embraced or deployed, or may use technologies, systems and software that are unproven, defective, malfunctioning, and are subject to cybersecurity threats; any of these factors could cause them to become obsolete more rapidly than traditional technologies and software. Autonomous and/or electric vehicles may rely on fuel sources that are more sensitive to commodities market activity than traditional vehicle fuels and could be adversely affected by underlying commodity market activity. Some autonomous and/or electric vehicle projects may rely on government subsidies that could be reduced or eliminated. These risks could adversely affect the value of companies in which the Fund invests.

•	Technology Risk. The technologies used by autonomous and electric vehicles and their support systems, such as software, grids, networks, fuel and batteries, may be unproven, susceptible to obsolescence or subject to future regulation in countries or locations of deployment. Technologies may also lack scalability, are subject to competition and rapid changes in technology standards or development, and may be incompatible with future developments. Technologies also involve intellectual property components that are regulated or protected differently in various countries, and which are subject to risk of theft, misappropriation or vandalism. These technologies may also be at increased risk of failure or attack because they are designed to interact with other non-proprietary technologies and applications across one or more external networks. Companies producing technology or software upon which autonomous and/or electric vehicles or networks rely may decide to discontinue support for the technology or software or restrict its deployment into major markets. Software or technology involved in autonomous and/or electric vehicles, networks, grids, infrastructure or services related to autonomous and/or electric vehicles could be adversely affected by network events or outages (local or global). These risks may cause the securities of companies making these products to be worth less than at the time of purchase. This risk applies to the sector as a whole and to individual securities within the sector.

•	Cybersecurity Risk. Technologies created or deployed for Smart Transportation, including for vehicles or drive systems as well as for networks and intelligent roadways, may be subject to greater cybersecurity risk than other companies. Technology programs and networks may be subject to an increased risk of attack or infiltration and may be more susceptible to “network” attacks or outages. A cybersecurity event in a technology or program used by a Smart Transportation network or product could be exacerbated.

•	Product Risk. Companies creating products and technologies for autonomous or electric transportation, for passenger, commercial or freight usage, face considerable competition. There is no guarantee that companies that successfully create a product will obtain product adoption, or that a product will not become obsolete quickly. Companies in this area may have research and development expenses that are significantly higher than companies in other parts of the transportation sector, which could make their securities less desirable.

•	Product Regulation Risk. Autonomous vehicles and their networks may be subject to multiple levels of regulation including local regulations and operating restrictions. They could be subject to domestic or foreign regulatory regimes governing “artificial intelligence”, which have not yet been adopted. Limitations on applications for autonomous or electric vehicles could adversely affect the value of companies in which the Fund invests.

Risks of Investing in Foreign Securities

•	Legal System and Regulation Risks. Foreign countries have different legal systems and different regulations concerning financial disclosure, accounting, and auditing standards. Corporate financial information that would be disclosed under U.S. law may not be available. Foreign accounting and auditing standards may render a foreign corporate balance sheet more difficult to understand and interpret than one subject to U.S. law and standards. Additionally, government oversight of foreign stock exchanges and brokerage industries may be less stringent than in the United States. Investing in foreign securities can also expose the Fund to political, social and economic risks that differ from risks faced by U.S. companies, including risks associated with the potential imposition of economic or other sanctions against a particular country, or businesses or industries, including trade restrictions or tariffs.

•	Currency and Currency Exchange Risk. The Fund’s currency is U.S. dollars, while some of its investments may be denominated in foreign currencies. Accordingly, some investments by the Fund may be subject to currency fluctuations because the Fund’s NAV, calculated in U.S. dollars, could be affected by a change in exchange rates. The Fund may also incur transaction costs associated with exchanging U.S. dollars into foreign currencies and vice-versa.

•	Foreign Securities Market and Emerging Market Risks. Foreign securities markets generally have less trading volume than U.S. markets, which means it may be more difficult for the Fund to buy or sell foreign securities. Additionally, trading on foreign securities markets may involve longer settlement periods and higher transaction costs. Some foreign securities markets are closed to trading for extended periods, which could make the Fund’s holdings in those markets illiquid. The Fund may invest in companies in developing or emerging markets, including China. Emerging market countries may have less established economies and may face greater social, economic, regulatory and political risks, and may have smaller or more limited capital markets, which could contribute to increased volatility or more difficulty in determining the value or liquidity of holdings. The Fund’s investments in foreign issuers and depository receipts could make these holdings riskier than holdings in domestic companies.

•	Expropriation Risk. Foreign governments may expropriate the Fund’s investments either directly by restricting the Fund’s ability to sell a security, or by imposing exchange controls that restrict the sale of a currency, or indirectly by taxing the Fund’s investments at such high levels as to constitute confiscation of the security. There could be limitations on the Fund’s ability to pursue and collect a legal judgment against a foreign government if an expropriation event occurs.

•	Risks Associated with Investments in Companies outside the United States. Investing in companies in foreign countries, including countries in Europe and Asia, are subject to additional political, social, economic, legal, regulatory and other risks, related to the size of the securities markets, competition for investments, currencies, political, social and economic instability, interest rates, and global or foreign trade restrictions and tariffs, or threats of changes to trade restrictions or tariffs, as well as transitions in the global economy such as “Brexit”, the withdrawal of the United Kingdom from the European Union, which could result in increased volatility, lack of liquidity, and adverse impacts on economic growth. Impacts of Brexit are likely to be higher on companies with significant contacts with the United Kingdom, including companies in Europe. The value of shares of companies in foreign countries, whether in developed or emerging markets, may be more sensitive to these factors than the value of shares of companies in U.S. markets. The Fund may invest in securities of companies in Asia, including China, Hong Kong, Japan, and South Korea, which are subject to special risks. Investments in securities of Chinese companies can also be impacted by currency and exchange rate fluctuations, in addition to price volatility, illiquidity and changes in China’s regulatory, monetary and socioeconomic policies, and limitations on access to Chinese issuers. The ability of the Fund to access foreign markets can be limited; these limitations can affect the availability, liquidity and pricing of securities.

Risks of Investing in ETFs

•

Shares May Trade At Prices Other Than NAV. SmartETFs Smart Transportation & Technology ETF shares are exchange-traded shares, and are listed for trading on the NYSE Arca, and Shares are bought and sold in the secondary market at market prices. The Fund’s NAV is calculated once per day, at the end of the day. The intra-day NAV is an indicative value based on the market value of the Fund’s underlying holdings, and is calculated and disseminated by the listing exchange, NYSE Arca. The intra-day NAV is based on the current market value of the underlying securities of the securities required to be deposited in exchange for a Creation Unit (which is not updated intra-day), and does not reflect the accruals of operating expenses or other costs, and should not be viewed as a “real time” NAV. The market price of a share on the exchange could be higher than the NAV (premium), or lower than the NAV (discount).

Variation between market price and intra-day NAV. The market price of a Fund Share on the exchange may differ from the intra-day NAV for many reasons, including due to significant market activity, a lack of trading activity for the shares, factors affecting companies in which the Fund is invested, such as liquidity, or for other reasons. The Fund will hold shares of non-U.S. securities traded in local markets that close at a different time than the NYSE Arca. During the time when the NYSE Arca is open but after the applicable local market has closed, the price of a foreign security that is included in the intra-day NAV (and the Fund’s NAV) will be the closing price on that security’s local market, updated for currency changes, until that local market opens again. As a result, the Fund’s intra-day NAV may be calculated using “stale” prices of foreign securities; the bid/ask spread and resulting premium/discount to the Fund’s NAV may widen because local market prices will not change until local markets re-open. In that case, the prices used in calculating the Fund’s NAV, and the prices used by the exchange in calculating the Fund’s intra-day NAV, may be based on closing prices of securities traded in non-U.S. markets that have not been updated, except for currency changes. This may cause the intra-day NAV to vary from the market price or the Fund’s NAV.

Costs of buying/selling Fund Shares. Purchases and sales of Shares on the exchange through a broker may incur a brokerage charge or commission, frequently a fixed amount; this may be a significant proportional cost for investors transactions in small numbers of shares. The difference between what investors are willing to pay for Fund Shares (the “bid” price) and the price at which investors are willing to sell Fund Shares (the “ask” price) may differ; this difference is called the “spread.” The spread with respect to the Fund’s shares varies over time based on the Fund’s trading volume and market liquidity, and is generally lower (or “narrower”) if the Fund has a lot of trading volume and market liquidity and higher (or “wider”) if the Fund has little trading volume and market liquidity. Because of the costs of buying and selling shares of SmartETFs Smart Transportation & Technology ETF, frequent trading may reduce investment returns. You could lose money if you sell your shares at a point when the market price is below the Fund’s NAV.

•	Cash Redemption Risk. The Fund may be required to sell portfolio securities if it is required to pay cash in redemption of Creation Units to Authorized Participants. There is a risk that the Fund could lose money if it had to sell its securities in times of overall market turmoil or when the Fund’s portfolio securities have declined in value, or if the securities become illiquid. Selling securities could generate capital gains. Generally, the Fund intends to satisfy redemption requests in-kind.

•	Redemption Risk. SmartETFs Smart Transportation & Technology ETF shares are not individually redeemable. The Fund only redeems Fund shares in Creation Units, which are large blocks of shares. If you want to liquidate some or all of your investment in shares of SmartETFs Smart Transportation & Technology ETF, you would have to sell them on the secondary market at prevailing market prices, which may be lower than NAV.

•	Absence of Active Trading Risk. Although SmartETFs Smart Transportation & Technology ETF shares will be listed on the NYSE Arca exchange, there is no guarantee that an active trading market for Fund shares will exist at all times. Trading of the shares on the NYSE Arca exchange may be halted if individual or market-wide “circuit breakers” are activated (circuit breakers halt trading for a specific period of time when the price of a particular security or overall market prices decline by a pre-determined percentage). Trading of the shares also could be halted if (1) the shares are delisted from the NYSE Arca exchange without first being listed on another exchange or (2) NYSE Arca exchange officials determine that halting is appropriate in the interest of a fair and orderly market or to protect investors.

•	Authorized Participant Concentration Risk. Only financial institutions that enter into an authorized participant agreement with the Fund may engage in creation or redemption transactions. If the Fund’s Authorized Participants decide not to create or redeem shares, shares may trade at a premium or discount to the Fund’s net asset value. This risk could be heightened because the Fund will invest in non-U.S. securities and in securities limited to investment sectors. If authorized participants do not proceed with creation and redemption orders for shares, the Fund’s share could trade at a discount to NAV and could face trading halts or de-listing.

Risks of Investing in Investment Companies

•	Market Risk. The market value of a security may go up or down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than it was at the time of purchase. Market risk applies to individual securities, a particular sector or the entire economy. Recently, global financial markets have experienced a period of extreme stress which has resulted in unusual and extreme volatility in the equity markets and in the prices of individual securities. In some cases, the prices of securities issued by individual companies have been negatively impacted even though there may be little or no apparent degradation in the financial conditions or prospects of that company. Global events, financial market shocks or interest rate events could cause equity securities generally to decline in value, including if fixed income securities become more favorable. These market conditions add significantly to the risk of short term volatility of the Fund’s investments.

•	Global Risks. The Fund invests in companies in multiple countries and regions. Countries and regions may experience security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, natural and environmental disasters, acts of God, infectious diseases and pandemics, recessions, and/or systemic market dislocations (including due to events outside of such countries or regions), including interruptions in supply chains, shipping and transportation and resource allocations. The global interconnectivity of companies and markets, especially with respects to goods, can be negatively impacted by events occurring in areas that are geographically removed from a company’s principal location. These events have resulted in, and in the future may lead, to increased short-term market volatility and could have adverse long-term effects, on specific companies, on a particular region’s economy or markets, or on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

•	Management Risk. There is a risk that the investment strategy could be improperly implemented or fails to achieve the Fund’s objective. The Fund’s investments are not selected to replicate an index, and the Adviser’s portfolio selections, which are based on fundamental analysis, may not produce the desired results.

•	Portfolio Turnover Risk. The Adviser anticipates that the Fund will have a relatively low level of turnover; if the Fund experiences higher than anticipated turnover, this could result in higher distributions, which would increase your tax liability, and increase the Fund’s costs, which could affect the Fund’s performance over time.

•	Capitalization Risk. The Fund invests in small, medium and large capitalization companies and may invest in “micro-cap” companies; micro-cap, small and medium capitalization companies may be more susceptible to financial setbacks or downturns, may have limited production lines, may be illiquid or experience substantial volatility, and may have limited financial resources, any of which could cause their securities to decline in value. Micro-cap stocks in particular may be susceptible to increased volatility, illiquidity and fraud risks, and there may be less information available about these companies. Large capitalization companies may suffer more frequent price changes based on general economic conditions and market conditions, may be less capable of responding quickly to market and product challenges and may be adversely affected by declines among lines of business.

•	Liquidity Risk. The Fund’s investments are subject to liquidity risk, which is the risk that an investment becomes difficult to sell or purchase at a reasonable time or a reasonable price. A lack of liquidity in an investment could cause the Fund to decline in value. Investments that are illiquid could become difficult to value. The Fund may be more sensitive to this risk because it may invest in securities of Chinese or Japanese companies; markets in China and Japan may close for an extended number of days for national holidays.

•	Fund Cybersecurity Risk. The Fund and its service providers and the companies in which it invests are subject to cybersecurity risk. Cybersecurity risk includes breaches, intentional or unintended, that may impact the Fund’s ability to operate, and could include data corruption, theft or loss, improper access to proprietary information, or interference with technology operations. Cybersecurity risks of the Fund include risks applicable to the Fund’s service providers. Companies could suffer losses due to cybersecurity events, including fines, penalties, reputational injuries, as well as financial losses and legal and compliance expenses. While the Fund and its service providers have established cybersecurity defenses, there is no guarantee that these defenses will be effective.

For more information on the risks of investing in SmartETFs Smart Transportation & Technology ETF, you may also refer to the section Risk Factors and Special Considerations in the Statement of Additional Information.

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money investing in shares of SmartETFs Smart Transportation & Technology ETF, and investing in shares of this Fund may be more risky than investing in a fund that only invests in U.S. securities due to increased volatility of foreign markets.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

No performance information is available for this Fund because it is new. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included in this Prospectus that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s return based on net assets, and comparing the Fund’s return to returns of appropriate broad-based market indices. When available, the Fund’s current performance information will be available on the SmartETFs website at www.smartetfs.com. Past performance does not necessarily indicate how the Fund will perform in future periods.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Once the Fund has completed a full calendar year of operations, a bar chart and table will be included in this Prospectus that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's return based on net assets, and comparing the Fund's return to returns of appropriate broad-based market indices.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No performance information is available for this Fund because it is new.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.smartetfs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not necessarily indicate how the Fund will perform in future periods.
SmartETFs Smart Transportation & Technology ETF | SmartETFs Smart Transportation & Technology ETF Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MOTO
Shareholder Fees (fees paid directly from your investment)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Management Fees:	rr_ManagementFeesOverAssets	0.68%
Distribution (12b-1) Fees:	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses:	rr_OtherExpensesOverAssets	3.19%	[13]
Total Annual Fund Operating Expenses:	rr_ExpensesOverAssets	3.87%
Fee Waiver/Expense Reimbursement:	rr_FeeWaiverOrReimbursementOverAssets	(3.19%)	[13]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement:	rr_NetExpensesOverAssets	0.68%	[13]
One Year	rr_ExpenseExampleYear01	$ 69
Three Years	rr_ExpenseExampleYear03	606
Five Years	rr_ExpenseExampleYear05	1,465
Ten Years	rr_ExpenseExampleYear10	$ 3,696

[1]	The Fund charges a $15 fee for each payment of redemption proceeds by wire transfer.
[2]	The Adviser has contractually agreed to reduce its fees and/or pay Fund expenses (excluding Acquired Fund Fees and Expenses, interest, taxes, dividends on short positions and extraordinary expenses) in order to limit the Fund's Total Annual Operating Expenses to 1.98% through June 30, 2021. To the extent that the Adviser absorbs expenses to satisfy this cap, it may recoup a portion or all of such amounts absorbed at any time within three fiscal years after the fiscal year in which such amounts were absorbed, subject to the expense cap in place at the time recoupment is sought, which cannot exceed the expense cap at the time of the waiver. The expense limitation agreement may be terminated by the Board of the Fund at any time without penalty upon 60 days' notice.
[3]	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
[4]	The Adviser has contractually agreed to reduce its fees and/or pay Fund expenses (excluding Acquired Fund Fees and Expenses, interest expense, taxes, dividends on short positions and extraordinary expenses) in order to limit the Fund's Total Annual Operating Expenses to 1.10% through June 30, 2021. To the extent that the Adviser absorbs expenses to satisfy this cap, it may recoup a portion or all of such amounts absorbed at any time within three fiscal years after the fiscal year in which such amounts were absorbed, subject to the expense cap in place at the time recoupment is sought, which cannot exceed the expense cap at the time of the waiver. The expense limitation agreement may be terminated by the Board of the Fund at any time without penalty upon 60 days' notice.
[5]	The Adviser has contractually agreed to reimburse expenses (excluding Acquired Fund Fees and Expenses, interest, taxes, dividends on short positions and extraordinary expenses) in order to limit the Fund's Total Annual Operating Expenses to 0.68% through June 30, 2021. To the extent that the Adviser absorbs expenses to satisfy this cap, it may recoup a portion or all of such amounts absorbed at any time within three fiscal years after the fiscal year in which such amounts were absorbed, subject to the expense cap in place at the time recoupment is sought, which cannot exceed the expense cap at the time of the waiver. The expense limitation agreement may be terminated by the Board of the Fund at any time without penalty upon 60 days' notice.
[6]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
[7]	The Adviser has contractually agreed to reimburse expenses (excluding Acquired Fund Fees and Expenses, interest, taxes, dividends on short positions and extraordinary expenses) in order to limit the Fund's Total Annual Operating Expenses to 1.45% through June 30, 2021. To the extent that the Adviser absorbs expenses to satisfy this cap, it may recoup a portion or all of such amounts absorbed at any time within three fiscal years after the fiscal year in which such amounts were absorbed, subject to the expense cap in place at the time recoupment is sought, which cannot exceed the expense cap at the time of the waiver. The expense limitation agreement may be terminated by the Board of the Fund at any time without penalty upon 60 days' notice.
[8]	The Adviser has contractually agreed to reimburse expenses (excluding Acquired Fund Fees and Expenses, interest, taxes, dividends on short position and extraordinary expenses) in order to limit the Total Annual Operating Expenses for Investor Class shares and for Institutional Class shares to 1.24% and 0.99% respectively through June 30, 2021. For each share class to the extent that the Adviser absorbs expenses to satisfy this cap, it may recoup a portion or all of such amounts absorbed at any time within three fiscal years after the fiscal year in which such amounts were absorbed, subject to the expense cap in place at the time recoupment is sought, which cannot exceed the expense cap at the time of waiver. The expense limitation agreement may be terminated by the Board of the Fund at any time without penalty upon 60 days' notice.
[9]	The Fund's Institutional Class shares were issued on December 31, 2015. Performance information shown for the Institutional Class prior to December 31, 2015, is based on the performance of the Investor Class.
[10]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. After-tax returns are shown for Investor Class Shares only and after-tax returns for classes other than Investor Class will vary from returns shown for Investor Class.
[11]	The Adviser has contractually agreed to reimburse expenses (excluding Acquired Fund Fees and Expenses, interest, taxes, dividends on short positions and extraordinary expenses) in order to limit the Fund's Total Annual Operating Expenses to 0.90% through June 30, 2021. To the extent that the Adviser absorbs expenses to satisfy this cap, it may recoup a portion or all of such amounts absorbed at any time within three fiscal years after the fiscal year in which such amounts were absorbed, subject to the expense cap in place at the time recoupment is sought, which cannot exceed the expense cap at the time of the waiver. The expense limitation agreement may be terminated by the Board of the Fund at any time without penalty upon 60 days' notice.
[12]	Net change in exchange rate versus the U.S. Dollar
[13]	The Adviser has contractually agreed to reduce its fees and/or pay Fund expenses (excluding Acquired Fund Fees and Expenses, interest, taxes, dividends on short positions and extraordinary expenses) in order to limit the Fund's Total Annual Operating Expenses to 0.68% through June 30, 2021.